Unique ID	LoanID	Seller Loan ID	Servicer Loan ID	Loan Exxception ID	Exception Type	Exception Grade	Exception	Exception Detail	Exception Information	Amount of Underdisclosure	Compliance Factors	Subject to Predatory - Unable to Test	Origination Date	Statute of Limitation Date	State	Purpose at Origination	Occupancy at Origination	Disposition 3 UAL State	Fitch Exception Level Grade	Moody's Exception Level Grade	DBRS Exception Level Grade	S&P Exception Level Grade	Date Reported by AMC	Date Cure Provided	Cured / Waived	Cleared	Issue with Cure Doc	Unable to Clear	QM Status	Seller Comments	AMC Additional Comments
14620382	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2013		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113
14620378	XXX	XXX	XXX	XXX	credit	3	Credit Exception:		HUD Document Error : additional homeowners insurance escrow incorrectly labeled as Mortgage insurance				10/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Investment	No	C	C	C	C	45113
14620378	XXX	XXX	XXX	XXX	compliance	2	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).					10/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Investment	No	B	B	B	B	45113
14620336	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2011		XXX	Purchase	Primary	No	B	B	B	B	45113
14620336	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2011		XXX	Purchase	Primary	No	B	B	B	B	45113
14620369	XXX	XXX	XXX	XXX	compliance	3	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.				Yes	5/XX/2008		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	D	D	D	D	45113
14620369	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.				Yes	5/XX/2008		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620369	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	5/XX/2008	6/XX/2009	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620369	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	5/XX/2008	6/XX/2009	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Unable to test Affiliated Business Disclosure due to missing information.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2013		XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2013		XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2013		XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2013	3/XX/2014	XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the maximum escrow payment that may apply during the life of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2013	3/XX/2014	XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2013	3/XX/2014	XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2013	3/XX/2014	XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	Final TIL Finance Charge Under Disclosed	Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.	XXX	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2013	3/XX/2014	XXX	Purchase	Primary	No	B	B	B	B	45113
14620372	XXX	XXX	XXX	XXX	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		3/XX/2013		XXX	Purchase	Primary	No	B	B	B	B	45113
14620371	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003						11/XX/2011		XXX	Purchase	Investment	No	C	C	C	C	45113
14620371	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.					11/XX/2011		XXX	Purchase	Investment	No	B	B	B	B	45113
14620371	XXX	XXX	XXX	XXX	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		11/XX/2011		XXX	Purchase	Investment	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003					Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
												Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	3	Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material	Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.				Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	D	D	D	D	45113
2023/XX/XX Final HUD-1 was not stamped or signed, however it did have a cover letter that confirmed that the enclosed Final HUD is the certified copy which is likely how that Escrow operated vs the stamp/signature.

2023/XX/XX The cover letter mentioned does not meet the requirements of a Final HUD-1. How a particular escrow company may or may not have operated in accordance with state standards is outside the scope of SAMC's review. A signed final HUD-1 has not been provided. Exception remains.

14620373	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 08/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.				Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company NMLS does not match NMLS	Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.			Liability appears to be limited to originators/licensees.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.				Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.				Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Yes	9/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	9/XX/2013	9/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	Unable to determine if loan file contains CHARM Booklet due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	9/XX/2013	9/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620373	XXX	XXX	XXX	XXX	compliance	2	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions.	Yes	9/XX/2013	9/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620332	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		XXX	Purchase	Primary	No	B	B	B	B	45113
14620332	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2013		XXX	Purchase	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003						6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
													6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.					6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2013		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2014	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2016	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2016	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2016	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the escrow payment that may apply during the first rate adjustment of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2016	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" total payment amount (PITI) on the Final TIL does not match the total payment amount that may apply during the first rate adjustment of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2013	6/XX/2016	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2013	6/XX/2014	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620331	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2013	6/XX/2014	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003						6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date.					6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	Federal LO Compensation Dual Compensation Pre-Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
													6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company not licensed at time of application	Unable to test LO company NMLS license due to missing information.			Liability appears to be limited to originators/licensees.		6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - LO Company NMLS license status not approved	Unable to test LO company status due to missing information.					6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	RESPA (2010) – Written Service Provider List Missing	RESPA (2010): Borrower not provided with list of service providers.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2012	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest rate on the Final TIL does not match the maximum interest rate that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the first five (5) years for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Payment Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" interest payment on the Final TIL does not match the maximum interest payment that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2011	6/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2011	6/XX/2012	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Unable to test Individual Loan Originator license status due to missing information.					6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO not licensed at time of application	Unable to test Loan Originator license due to missing information.			Liability appears to be limited to originators/licensees.		6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2011		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620370	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2011	6/XX/2012	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003						4/XX/2013		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.					4/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	Safe Act NMLS - Missing Evidence of Initial Loan Application Date	Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.			Liability appears to be limited to originators/licensees.		4/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial GFE Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2013	5/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	5/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	5/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2013	5/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620330	XXX	XXX	XXX	XXX	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		4/XX/2013	5/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	Property Type Not Provided	(Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					11/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	SAFE Act - Individual LO NMLS license status not approved	Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.					11/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Missing	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2013		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2013	11/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2013	11/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2013	11/XX/2014	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	compliance	2	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		11/XX/2013	11/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620333	XXX	XXX	XXX	XXX	credit	3	Missing Valuation:		Appraisal not provided.				11/XX/2013		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113
14620376	XXX	XXX	XXX	XXX	compliance	1	(Missing Doc) Incomplete loan images/file		Loan file does not contain any origination documentation.				7/XX/2012		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes					2023/XX/XX Additional image package received.
14620376	XXX	XXX	XXX	XXX	compliance	2	RESPA (2010) - Maximum prepayment penalty on GFE Inaccurate	RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2012		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113
14620350	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing a fully executed Initial 1003				5/XX/2016		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Subject property located in a FEMA a post disaster inspection verifying there was no damage to the subject property is required.				5/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45079		Yes			Non QM		2023/XX/XX Received BPO. Condition cleared.
14620350	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)	Evidence of borrower's receipt of the appraisal was not provided.				5/XX/2016		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)	Finance charge is under disclosed by $XXX. Unable to determine cause of under disclosure due to missing final fully executed itemization of amount financed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2016)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.				5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Signing Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - Signing Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620350	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		5/XX/2016	5/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620368	XXX	XXX	XXX	XXX	credit	2	Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.	Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020	Loans with an application date on or after 10/XX/2020 using a LIBOR Index are not Agency Salable				12/XX/2020		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620368	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Waterfall exception due to 2019 W2 and VVOE within 10 days of Note date not being provided.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX File missing actual 2019 w2 provide 2019 tax transcripts instead. Actual age of docs for this document is 21 days for online system which it is.

2023/XX/XX Agree with VOE error, but don't agree with exception for 2019 W2 as 2019 tax transcript from IRS validates W2 wages, which is acceptable per UB guidelines

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX No additional documentation was provided to support or clear.

2023/XX/XX The Work Number VOE is dated 11/XX/19 and loan closed 12/XX/2020. Exception remains.

2023/XX/XX VVOE not required for salaried borrower on Portfolio Express.

14620368	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	File is missing 2019 W2 and VVOE is dated more than 90 days prior to Note date (must be within 10 days of Note date).
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													12/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX File missing actual 2019 w2 provide 2019 tax transcripts instead

2023/XX/XX Duplicate or waterfall exception. Note: Agree with VOE error, but don't agree with exception for 2019 W2 as 2019 tax transcript from IRS validates W2 wages, which is acceptable per UB guidelines

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX No additional documentation was provided to support or clear.

2023/XX/XX VVOE not required for salaried borrower on Portfolio Express.

14620368	XXX	XXX	XXX	XXX	credit	3	Missing Document: Appraisal not provided		Per the Non-Agency 1/XX/2020 guidelines, the use of drive-by appraisals in lieu of full appraisals was currently suspended. Loan file only contains a 2055 drive by appraisal. Please provide full interior and exterior appraisal report.				12/XX/2020		XXX	Refinance - Rate/Term	Primary	No	D	D	D	D	45113						Non QM
14620368	XXX	XXX	XXX	XXX	credit	1	Verification(s) of employment is not within 10 calendar days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016	The VOE in the loan file is dated 11/XX/2019, which is more than 10 days prior to the Note date of 12/XX/2020.				12/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX Actual age of docs for this document is 21 days for online system which it is. 2023/XX/XX Agree with VOE error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX No additional documentation was provided to support or clear.

2023/XX/XX VVOE not required for salaried borrower on Portfolio Express.

14620353	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					7/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX BPO provided reflecting no damage.
14620353	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower in loan file		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2016	7/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620353	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation				7/XX/2016		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620353	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure. This exception will be cleared once all ATR specific exceptions have been cured/cleared.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception	2023/XX/XX No additional documentation was provided to support or clear. 2023/XX/XX VVOE not required for salaried borrower on XXX.
14620353	XXX	XXX	XXX	XXX	credit	1	REO Documents are missing.	Address: XXX Insurance Verification, Tax Verification	REO Documents like Tax verification and insurance verification are marked missing: XXX				7/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX Property profile for XXX is included in loan file documentation and verifies property taxes of $XXX ($XXX per month) for current tax year at time of loan. HOI/Insurance policy with XXX insurance also included in file
Property profile for XXX is included in loan file documentation and verifies property taxes of $XXX (27.62 per month) for current tax year at time of loan. NO HOI is required. Property is owned free and clear per property profile.

2023/XX/XX Provided Property Profiles for both XXX along with XXX documentation for HOI.

2023/XX/XX Provided property profiles & XXX to support amounts used.
																															2023/XX/XX No additional documentation was provided to support or clear. 2023/XX/XX Received required documentation. Condition cleared.
14620353	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 07/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/07/XX/2016)	Final Closing Disclosure provided on 07/XX/2016 incorrectly disclosed whether the loan will have an escrow account or not need to checkbox.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2016	7/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620353	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/07/XX/2016)	Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2016 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2016	7/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620353	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Payment Max Amount In Year	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/07/XX/2016)	Loan Terms: Final Closing Disclosure provided on 07/XX/2016 with an increasoan Terms: Final Closing Disclosure provided on 07/XX/2016 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. ing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2016	7/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620353	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		The file is missing the signed and dated initial application.				7/XX/2016		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing signed and dated initial application.
14620353	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	The loan does not meet ATR employment requirements, causing the loan to waterfall through the QM Testing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													7/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX Loan approved under Portfolio Express, a reduced doc loan program/tax transcript loan program and meets ATR. Two years IRS tax transcripts for third party were used per guidelines.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.
																															2023/XX/XX No additional documentation was provided to support or clear. 2023/XX/XX VVOE not required for salaried borrower on XXX.
14620394	XXX	XXX	XXX	XXX	credit	3	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: 04/XX/2023					8/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	45113						Safe Harbor QM		2023/XX/XX BPO provided prior to disaster end date does not reflect damage.
14620394	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	File is missing a VVOE dated within 10 business days prior to the note date for the borrower's employment.				8/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620394	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		Verification of the Borrowers employment dated within 10 business days prior to closing was not provided in the loan file.				8/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620394	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2013	Verification of the Borrowers employment dated within 10 business days prior to closing was not provided in the loan file.				8/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620394	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)	Evidence of delivery, transmittal or receipt of the Appraisal by the Borrower at least 3 Business days prior to Closing was not provided in the loan file.				8/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620418	XXX	XXX	XXX	XXX	compliance	3	Commission Tax Documentation	Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission)	File is missing two years consecutive signed tax returns or tax transcripts, causing the loan to waterfall through the QM testing.				7/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620418	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2020)	Evidence of borrower's receipt of the Appraisal at least 3 business days prior to closing was not provided.		There is generally no Assignee Liability.		7/XX/2020		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620418	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	File is missing two years consecutive signed tax returns or tax transcripts, causing the loan to waterfall through the QM testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2020		XXX	Purchase	Primary	No	C	C	B	B	45113						Non QM
14620418	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2020 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). (Final/07/XX/2020)	Disclosed finance charges are $XXX. Calculated finance charges are $XXX. There is a variance of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2020	7/XX/2021	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620418	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2020)	Earlier receipt not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2020	7/XX/2021	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620418	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Account Disclosure was not provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2020		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620418	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement was not provided.				7/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620337	XXX	XXX	XXX	XXX	credit	3	Missing Document: Fraud Report not provided		Fraud report is not available in the file, we have the copy but only first page only. The rest of the other pages are missing.				2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Temporary SHQM (GSE/Agency Eligible)
14620337	XXX	XXX	XXX	XXX	credit	3	No evidence of fraud report in file		Fraud report is not available in the file.				2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Temporary SHQM (GSE/Agency Eligible)
14620337	XXX	XXX	XXX	XXX	credit	3	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX					2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Temporary SHQM (GSE/Agency Eligible)
14620337	XXX	XXX	XXX	XXX	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX	2 months bank statement is required to verify the assets.				2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Temporary SHQM (GSE/Agency Eligible)
14620337	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2015)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Temporary SHQM (GSE/Agency Eligible)
14620337	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		There is generally no Assignee Liability.		2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Temporary SHQM (GSE/Agency Eligible)
14620337	XXX	XXX	XXX	XXX	compliance	2	RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application	RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2015		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Temporary SHQM (GSE/Agency Eligible)
14620380	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		The initial 1003 was dated but not signed by the loan originator.				1/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A		2023/XX/XX Missing signed and dated initial application.
14620380	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2014 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Most recent Valuation Inspection report is missing after the most recent FEMA Disaster.				1/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX BPO provided reflects no damage.
14620380	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2015)					1/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A
14620380	XXX	XXX	XXX	XXX	credit	3	Missing Document: AUS not provided		Missing AUS used at origination.				1/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620381	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003						7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620381	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2015 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017	Post Disaster Inspection report is not available in file.				7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45077		Yes			Safe Harbor QM		2023/XX/XX BPO dated 5/XX/23 showing no damage to property has been received.
14620381	XXX	XXX	XXX	XXX	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 06/XX/2015 Changed Circumstance not provided for GFE dated 06/XX/2015 from GFE dated 06/XX/2015	Change of Circumstance document is not available in file.				7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620381	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 06/XX/2015	File does not contain documentation from lender/seller confirming the condo is warrantable. information verified.				7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620381	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.	Due to missing AUS.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	B	B	45113						Safe Harbor QM
14620381	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2015)	Verification appraisal was delivered to borrower was not provided.		There is generally no Assignee Liability.		7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620381	XXX	XXX	XXX	XXX	compliance	2	RESPA (2010) – Written Service Provider List Not Provided Timely	RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	List of settlement service providers issued on 09/XX/2015. Initial GFE issued date 08/XX/2015.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620381	XXX	XXX	XXX	XXX	credit	3	Missing Document: AUS not provided						7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Safe Harbor QM		2023/XX/XX Missing AUS.
14620381	XXX	XXX	XXX	XXX	credit	3	AUS/Guideline Findings: All conditions were not met		Missing AUS				7/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620379	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2014 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					10/XX/2014		XXX	Refinance - Rate/Term	Investment	No	A	A	A	A	45113	45077		Yes			N/A		2023/XX/XX BPO dated 5/XX/23 showing no damage to property has been received.
14620379	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient.				10/XX/2014		XXX	Refinance - Rate/Term	Investment	No	C	C	C	C	45113						N/A
14620379	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial singed and dated 1003 is missing.				10/XX/2014		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113						N/A		2023/XX/XX Missing signed and dated initial application.
14620401	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	The file was missing a copy of Initial Escrow account statement		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2016		XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620401	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the Homeownership Counseling disclosure		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		12/XX/2016		XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620401	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-signed consent agreement is not provided				12/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
14620401	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45077		Yes			ATR Risk		2023/XX/XX BPO dated 5/XX/23 showing no damage to property has been received.
14620401	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for XXX. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75142)	XXX was not disclosed on Loan Estimate. File does not contain a valid COC for this fee or tolerance cure.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620401	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2016 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2017). (Final/12/XX/2016)	Finance charge is under disclosed by $XXX. Unable to determine cause for under disclosure due to missing final fully executed itemization of amount financed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2016	12/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620401	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing a year to date P&L/Balance sheet for the most recent quarter and a third party verification dated within lender guides verifying dates of operation and evidence business is in good standing and active.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk
2023/XX/XX LOE from client identifies the business is inactive from 2015-present, therefore no income documents exist for this entity. Income from this source was not used to qualify.

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. Additionally, under Royalty Income guidelines, RLU-NA section 302-1.8.23, it is stated: "For royalty income showing on K-1s, for Borrowers who own < 25% of the Partnership or S-Corp... Proof of 3-year continuance is not required."

2023/XX/XX Although "income" from this source was not used, the loss from the business was and as such, the same documents are needed to meet Appendix Q with the exception of docs to confirm length of time business has existed.  This has been confirmed by our Compliance Dept. and finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing a year to date P&L for the most recent quarter.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk
2023/XX/XX LOE from client identifies that royalty income hasn't been paid yet - income was not used to qualify. CPA letter in file support continued 5% royalty payments going forward.

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. Additionally, under Royalty Income guidelines, RLU-NA section 302-1.8.23, it is stated: "For royalty income showing on K-1s, for Borrowers who own < 25% of the Partnership or S-Corp... Proof of 3-year continuance is not required."

2023/XX/XX Although "income" from this source was not used, the loss from the business was and as such, the same documents are needed to meet Appendix Q with the exception of docs to confirm length of time business has existed.  This has been confirmed by our Compliance Dept. and finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing a year to date P&L/Balance sheet for the most recent quarter and a third party verification dated within lender guides verifying dates of operation and evidence business is in good standing and active.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk
2023/XX/XX duplicate finding, LOE from client identifies the business is inactive from 2015-present, therefore no income documents exist for this entity. Income from this source was not used to qualify.

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. Additionally, under Royalty Income guidelines, RLU-NA section 302-1.8.23, it is stated: "For royalty income showing on K-1s, for Borrowers who own < 25% of the Partnership or S-Corp... Proof of 3-year continuance is not required."

2023/XX/XX Although "income" from this source was not used, the loss from the business was and as such, the same documents are needed to meet Appendix Q with the exception of docs to confirm length of time business has existed.  This has been confirmed by our Compliance Dept. and finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing a year to date P&L/Balance sheet for the most recent quarter.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk
2023/XX/XX unable to locate

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. Additionally, under Royalty Income guidelines, RLU-NA section 302-1.8.23, it is stated: "For royalty income showing on K-1s, for Borrowers who own < 25% of the Partnership or S-Corp... Proof of 3-year continuance is not required."

2023/XX/XX Rebuttal comment indicates client agrees the documentation is missing. Finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Most recent 2 yrs Signed and Dated 1120S S-corporation tax return are not provided				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk
2023/XX/XX 10% ownership per K1, 1120S/P&L/Balance sheet not required.

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. Additionally, under Royalty Income guidelines, RLU-NA section 302-1.8.23, it is stated: "For royalty income showing on K-1s, for Borrowers who own < 25% of the Partnership or S-Corp... Proof of 3-year continuance is not required."

2023/XX/XX Although "income" from this source was not used, the loss from the business was and as such, the same documents are needed to meet Appendix Q with the exception of docs to confirm length of time business has existed.  This has been confirmed by our Compliance Dept. and finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/Partnership)	Documentation reflects decline income however file is missing any explanation or documentation justifying this issue.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk	2023/XX/XX no commentary from XXX addressing significant decline, just mentions using 12 month average due to decline. 2023/XX/XX Agree with error
2023/XX/XX Rebuttal comment indicates nothing additional from original review. Finding remains open.

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	Self Employed YTD	Qualified Mortgage (Dodd-Frank 2014): Self-employed qualifying income reflects a declining earnings trend. (XXX XXX/Partnership)	Documentation reflects decline income however file is missing any explanation or documentation justifying this issue.				12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk
2023/XX/XX N/A; Duplicative Exception

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%. Additionally, under Royalty Income guidelines, RLU-NA section 302-1.8.23, it is stated: "For royalty income showing on K-1s, for Borrowers who own < 25% of the Partnership or S-Corp... Proof of 3-year continuance is not required."

2023/XX/XX Rebuttal comment indicates nothing additional from original review. Finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. In addition, Declining income does not meet Safe Harbor guides. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.	Failure is due to missing income and asset documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45202		Yes			ATR Risk	2023/XX/XX Agree 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Rebuttal comment indicates client agrees with finding. Finding remains open.

2023/XX/XX File is missing additional consecutive bank statements for XXX and XXX. Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. Condition remains.

2023/XX/XX Restated loan designation at client request to Non QM.

14620401	XXX	XXX	XXX	XXX	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX	The guidelines require 2 months statements for asset verification and the noted account only have one month statement in the file.				12/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX Note dated: 12/XX/2016; XXX dated 08/XX/2016-09/XX/2016 & 11/01-11/XX/2016. XXX dated 08/XX/2016-09/XX/2016. - documents expired 12/XX/2016 as note was dated 12/XX/2016.

2023/XX/XX Agree with error

2023/XX/XX XXX stmts are not two full monthly statements as the Aug stmt is only from 8/XX to 8/XX - only have approx 1.5 months verified and the issue is the same with the most recent XXX statements - they do not constitute a full two months.  Finding remains open.

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

14620401	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)	Evidence of borrower's receipt of the appraisal was not provided.				12/XX/2016		XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620401	XXX	XXX	XXX	XXX	compliance	3	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Failure due to missing income and asset documentation.				12/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX Agree 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Rebuttal comment indicates client agrees with finding. Finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for XXX, the most recent 2 years 1120's for XXX  and a year to date P&L for XXX would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. In addition, missing additional consecutive bank statements for XXX and XXX. Condition remains.

14620401	XXX	XXX	XXX	XXX	credit	3	Asset documentation requirements not met.		The guidelines require 2 months statements for asset verification and the noted account only have one month statement in the file.				12/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception	2023/XX/XX No new documents provided - finding remains open. 2023/XX/XX Additional consecutive statements not provided.
14620401	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The guidelines require 2 months statements for asset verification and the noted account only have one month statement in the file, causing the loan to waterfall through the QM Testing.				12/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX No new documents provided - finding remains open.

2023/XX/XX Loan was submitted with a safe harbor QM loan designation. Per Safe Harbor QM requirements, a year to date P&L/Balance sheet for 3 E Entertainment, the most recent 2 years 1120's for Byjack  and a year to date P&L for Amusement Art would be required. In addition, per the K1's, the borrower's are over 25% owners of all entities. In addition, missing additional consecutive bank statements for XXX and XXX. Condition remains.

14620401	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Restated loan designation at client request to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		12/XX/2016		XXX	Purchase	Primary	No	C	C	B	B	45113						ATR Risk
14620365	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Property was not in FEMA disaster at the time of closing.				2/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45077		Yes			Safe Harbor QM		2023/XX/XX BPO dated 5/XX/23 showing no damage to property has been received.
14620365	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Based on current coverage documented in the file, insurance coverage is insufficient by $XXX. The loan file does not contain a Replacement Cost Estimate for further review.				2/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620365	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification	Insurance verification is required and there is no documentation in the file.				2/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620365	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	The ARM Disclosure in file is not signed or dated by the borrowers - unable to test for timing requirements.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620365	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	No evidence in file the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, was provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2018	2/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620410	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					10/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX BPO dated 5/XX/23 showing no damage to property has been received.
14620410	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is an insurance coverage shortfall in the amount of $XXX.				10/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620410	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Total of Payments on page X that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 10/XX/2017). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/10/XX/2017)	Total of Payments disclosed on Final Closing Disclosure as $XXX. Calculated payments are $XXX for an over disclosed amount of $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2017	10/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620410	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		An initial signed and dated loan application was not found.				10/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing signed and dated initial application.
14620410	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	The Application Receipt Confirmation indicates it was not provided until 9/XX/2017.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620410	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM Disclosure did not contain a date and the Application Receipt Confirmation indicated it was not provided until 9/XX/2017.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2017	10/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620410	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Disclosure with the list of counselors is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620410	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Statement	Current mortgage statement is missing,				10/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620414	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA Disaster area post-close. There is no end declared date for the disaster as of yet. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.				4/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX BPO dated 5/XX/23 showing no damage to property has been received.
14620414	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The Co-Borrowers previous employment verification is missing from the loan file to provide evidence of two year income.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2018		XXX	Purchase	Primary	No	C	C	B	B	45113						Non QM
14620414	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The Co-Borrowers previous employment verification is missing from the loan file to provide evidence of two year income.				4/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45142		Yes			Non QM		2023/XX/XX Cleared
14620414	XXX	XXX	XXX	XXX	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 04/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation	The Initial Closing Disclosure with evidence the Borrowers received at least three days prior to closing is missing from the loan file.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620414	XXX	XXX	XXX	XXX	compliance	3	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12401490)	The Gap in Employment for the Co-Borrwer is missing from the loan file.				4/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620414	XXX	XXX	XXX	XXX	credit	3	Missing Document: Explanation Letter not provided		Letter of explanation is required for employment Gap				4/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620414	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.01 is less than Guideline PITIA months reserves of 18.00.	Missing 18 months of reserves due to loan amount. Only 4.01 months provided.				4/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 06/XX/2019	Missing the HOA questionnaire.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2019)	The loan estimate, with this verbiage included, is dated 5/XX/19. Application date is 5/XX/19.		There is generally no Assignee Liability.		6/XX/2019		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620388	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620388	XXX	XXX	XXX	XXX	compliance	3	Overtime Bonus 2Yr Calc	Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)	Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) due to the loan not being salable and is testing against the standard Appendix Q guidelines.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	compliance	3	Overtime Bonus Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)	Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) due to the loan not being salable and is testing against the standard Appendix Q guidelines.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM due to the loan not salable.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2019		XXX	Purchase	Primary	No	C	C	B	B	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 8.89 is less than Guideline PITIA months reserves of 9.00.	Missing the source of the earnest money and gift funds to include into the funds to close.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016	Verification(s) of employment is not within 10 business days of the Note.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	Missing Document: HOA Questionnaire not provided		Missing HOA questionnaire				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	Missing Document: Cancelled Check(s) not provided		Missing the source of the earnest money deposit of $XXX.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	Missing Document: Donor Check not provided		Missing the donor withdrawal and borrower receipt of the gift funds of $XXXK.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Missing the initial ARM disclosure with acknowledgement of the CHARM booklet receipt.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620388	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	Missing within 10 days from closing.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620388	XXX	XXX	XXX	XXX	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Missing the source of the earnest money and gift funds to include into the funds to close.				6/XX/2019		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620386	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003		File is missing Final 1003 in loan file				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620386	XXX	XXX	XXX	XXX	credit	1	Missing Document: Fraud Report not provided		The file was missing a copy of the required fraud report including all interested parties to the transaction. Provide a fraud report to include the borrowers, seller, listing and selling agents, the appraiser, and the loan originator, as required by the guidelines.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided. Cleared.
14620386	XXX	XXX	XXX	XXX	compliance	1	(Doc Error) RTC Error: Right to Cancel expiration date is blank.		Right of Cancel Disclosure Expiration date and Signed dates are missing from file.		TILA ROR - 3yrs for rescindable transactions.		4/XX/2019	4/XX/2022	XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided. Cleared.
14620386	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX VVOE - Employment Only, W-2 (2017), W-2 (2018)	This file was missing a copy of VVOE. Per guidelines, Verbal Verification of Employment VVOE completed within 10 days of closing must be provided.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX VVOE provided. Cleared.
14620386	XXX	XXX	XXX	XXX	credit	1	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX	The file was missing a copy of the required fraud report including all interested parties to the transaction. Provide a fraud report to include the borrowers, seller, listing and selling agents, the appraiser, and the loan originator, as required by the guidelines.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided.
14620386	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file was missing documentation verifying the borrower's consent to receive electronic documentation.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620386	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)	Confirmation of the appraisal sent to the borrower not provided.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620386	XXX	XXX	XXX	XXX	compliance	1	Payoff Statement Missing	Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.	Missing Loan Payoff for XXX				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45160		Yes			Safe Harbor QM		2023/XX/XX Transfer of interest and payoff of Marital Home pursuant to the Terms and Conditions of the Separation Agreement. Exception Cleared.
14620386	XXX	XXX	XXX	XXX	compliance	1	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided. Cleared.
14620386	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620386	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620386	XXX	XXX	XXX	XXX	compliance	1	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	Missing the executed disclosures.		TILA ROR - 3yrs for rescindable transactions.		4/XX/2019	4/XX/2022	XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Executed NRTC provided.
14620386	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail due to the loan not salable and missing documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX 2 years W-2s for previous employment provided.
14620386	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Borrower's income was only verified with a paystub and letter of explanation .File is missing 2017-2018 W-2 for the prior employer.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX 2 years W-2s for previous employment provided.
14620386	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Missing 2018 W2 per guidelines to satisfy a 2-year income document requirement.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX 2 years W-2s for previous employment provided.
14620386	XXX	XXX	XXX	XXX	compliance	1	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12401503)	Missing a verbal VOE within 10 days from closing for the current employer.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX 2 years W-2s for previous employment provided.
14620386	XXX	XXX	XXX	XXX	compliance	1	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2019)	File only contains the Final Closing Disclosure dated 04/XX/2019, which was signed and dated by the borrower on 04/XX/2019. File is missing evidence the borrowers received the Final Closing Disclosure at least 3 business days prior to the closing date of 04/XX/2019		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Initial CD provided.
14620386	XXX	XXX	XXX	XXX	credit	1	Borrower has been on current job less than 2 years, and prior employment history was not documented as required.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2018	Missing W2s for prior employer for 2018-2017 to satisfy the income requirements per guidelines.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided. Cleared.
14620386	XXX	XXX	XXX	XXX	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010	Missing within 10 days from closing.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided. Cleared.
14620386	XXX	XXX	XXX	XXX	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2018	Missing within 10 days from closing.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX VVOE provided. Clear.
14620386	XXX	XXX	XXX	XXX	credit	1	Missing Document: Asset not provided		Missing the terms of withdrawal for the 401K account, per guidelines.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45160		Yes			Safe Harbor QM	2023/XX/XX Disagree; asset docs are in DocVelocity/file of record.	2023/XX/XX 401(k) Plan (2472) 10/XX/2018 - 03/XX/2019 statements provided. Exception Cleared.
14620386	XXX	XXX	XXX	XXX	credit	1	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per the initial, signed 1003, XXX will not primarily occupy the subject REO and borrower rents their primary. Missing documentation to confirm a current pay history of $XXX monthly.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX VOR provided. Cleared.
14620386	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX VVOE - Employment Only, W-2 (2018)	Missing within 10 days from closing.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Provided.
14620386	XXX	XXX	XXX	XXX	compliance	2	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/XXX)	File is missing VVOE for XXX.				4/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2015	7/XX/2016	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - HUD Settlement Cost Booklet Missing	RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	HUD Settlement Cost booklet is missing in file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		7/XX/2015		XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.	The disclosure list the effective date of the maximum payment instead of the maximum interest rate.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2015	7/XX/2016	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is a hazard insurance coverage shortfall of $XXX.				7/XX/2015		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 07/XX/2015 Changed Circumstance not provided for GFE dated 07/XX/2015 from GFE dated 06/XX/2015					7/XX/2015		XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2015)					7/XX/2015		XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2015)					7/XX/2015		XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: Investor qualifying housing ratio discrepancy.	Calculated investor qualifying housing ratio of 38.35832% exceeds Guideline housing ratio of 33.00000%.	Subject housing expense and non-occupant housing expense result in a total housing ratio of XXX%, which exceeds the XXX% housing ratio maximum.				7/XX/2015		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of $XXX is greater than Guideline maximum loan amount of $XXX.	The maximum loan amount with a non-occupant co-borrower is $XXX. The note amount of $XXX exceeds this amount by $XXX.				7/XX/2015		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620375	XXX	XXX	XXX	XXX	credit	3	AUS/Guideline Findings: All conditions were not met		The occupant borrower's debt ratio cannot be more than XXX% when excluding the non-occupant income and expenses. The non-occupant's monthly income is $XXX and the expenses are $XXX. The debt ratio of XXX% exceeds the guideline maximum.				7/XX/2015		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620396	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date				8/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX Received BPO confirming no damage.
14620396	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file is missing a copy of the E-Sign Consent Agreement				8/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620396	XXX	XXX	XXX	XXX	credit	3	Missing Document: Note - Subordinate Lien not provided		The file was missing a copy of the Note - Subordinate Lien				8/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)	Verification of the borrower receipt of the appraisal was missing from the file.				8/XX/2016		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Ten Percent Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made				8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Title - Loan Tie-In Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Title - SubEscrow Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Title - Wire/Funding/Disclosure Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Endorsement Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 08/XX/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/08/XX/2016)	Final Closing Disclosure provided on 08/XX/2016 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS in the document		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620396	XXX	XXX	XXX	XXX	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2002					8/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45140		Yes			Non QM		2023/XX/XX VVOE was provided.
14620402	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The most recent valuation inspection is dated prior to the most recent FEMA disaster. Most Recent Valuation Inspection Date: 02/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020 Require recent post disaster inspection report.				3/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX Received inspection. Condition cleared.
14620402	XXX	XXX	XXX	XXX	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 02/XX/2017	Appraiser's license was not active at the time of the appraisal. Require previews details				3/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620402	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				3/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620402	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification					3/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620341	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement was not provided.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2019 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The property is located in FEMA Disaster Area. Provide a post-disaster inspection verifying there was no damage disaster.. The inspection must include exterior photos and the property must be re-inspected on or after 01/XX/2023 declared end date.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			ATR Fail		2023/XX/XX Received BPO confirming no damage.
14620341	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing YTD Balance Sheet and Third Party Verification for XXX/Partnership.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail
2023/XX/XX Partnership is only for a rental property (name of partneship is the same for the property it is for) Schedule L was completed and meets all ability to repay guidelines. IRS does not require a ytd balance sheet for such entity. Since partnership is for a rental property a third party verification is also not required.

2023/XX/XX Agree with error

2023/XX/XX Loan was submitted as a Safe harbor loan designation. Per Safe Harbor, the supporting documentation would be required if using income from those entities. Condition remains.

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

2023/XX/XX Client elects to restate loan designation to Non QM.

14620341	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	File is missing YTD Balance Sheet and Third Party Verification for XXX/Partnership.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail
2023/XX/XX Partnership is only for a rental property (name of partneship is the same for the property it is for) Schedule L was completed and meets all ability to repay guidelines. IRS does not require a ytd balance sheet for such entity. Since partnership is for a rental property a third party verification is also not required.

2023/XX/XX Agree with error

2023/XX/XX Loan was submitted as a Safe harbor loan designation. Per Safe Harbor, the supporting documentation would be required if using income from those entities. Condition remains.

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

2023/XX/XX Client elects to restate loan designation to Non QM.

14620341	XXX	XXX	XXX	XXX	compliance	1	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Lease Agreement was not provided for XXX.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail
2023/XX/XX No lease Agrements provided due to property part of a partnership- provided 1065s for the past 2 years

2023/XX/XX Disagree with interpretation of ATR requirements. See RLU-NA 302-1.8.20 that states "Current leases are only required for properties personally held by the Borrowers. If the property is vested in the name of the Borrower's business and the rental income is being run through business tax returns, current leases are not required."

2023/XX/XX This property was listed on the borrower's personal tax returns. A current lease at the time of closing would be required per Safe Harbor.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

2023/XX/XX Client elects to restate loan designation to Non QM.

14620341	XXX	XXX	XXX	XXX	compliance	1	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)	Business Tax Return Extension was not provided.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail		2023/XX/XX Client elects to restate loan designation to Non QM.
14620341	XXX	XXX	XXX	XXX	compliance	1	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)	Business Tax Return extension was not provided.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail		2023/XX/XX Client elects to restate loan designation to Non QM.
14620341	XXX	XXX	XXX	XXX	compliance	1	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	YTD Balance Sheet is missing for XXX/Schedule C.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail
2023/XX/XX YTD balance sheet is not required since it is a schedule c business with no inventory. Business is a real estate management company.

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.

2023/XX/XX Loan was submitted with a Safe Harbor Loan Designation. Per Safe Harbor requirements, a year to date Balance sheet would be required.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

2023/XX/XX Client elects to restate loan designation to Non QM.

14620341	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2019)	Verification appraisal was delivered to borrower was not provided.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Failure is due to missing income documentation and excessive debt ratio based on Safe harbor required qualification method for an Arm loan.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45202		Yes			ATR Fail	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Unable to clear due to excessive DTI and missing income documentation.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

2023/XX/XX Client elects to restate loan designation to Non QM.

14620341	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)	File is missing YTD Balance Sheet, Third Party Verification, and Business Tax Return Extension.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Provided in file 2017 and 2018 1065s, as well as ytd P&L (loan closed in 06/2019). Due to partnership not being an actual business but a partneship for an investment property, third party verification is not required. Loan meets ability to repay.

2023/XX/XX Agree with error

2023/XX/XX Unable to clear due to excessive DTI and missing income documentation as required per Safe harbor

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

14620341	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)	File is missing YTD Balance Sheet, Third Party Verification, and Business Tax Return Extension.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Provided in file 2017 and 2018 1065s, as well as ytd P&L (loan closed in 06/2019). Due to partnership not being an actual business but a partneship for an investment property, third party verification is not required. Loan meets ability to repay.

2023/XX/XX Agree with error

2023/XX/XX Unable to clear due to excessive DTI and missing income documentation as required per Safe harbor

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

14620341	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:		File is missing YTD Balance Sheet, Third Party Verification, and Business Tax Return Extensions for Self Employment Businesses.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Unable to clear due to excessive DTI and missing income documentation as required per Safe harbor

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620341	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)	Business Tax Return Extension was not provided.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 03/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)	Business Tax Return Extension was not provided.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Failure is due to the Qualification Method of using the Note rate for the 7 year arm which is non compliant with Safe Harbor QM requirements.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Non QM DTI moderately exceeds Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the 1026.43(c)(5) of 45.30% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Failure is due to the Qualification Method of using the Note rate for the 7 year arm which is non compliant with Safe Harbor QM requirements. The proper qualifying method is Greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment which is causing the excessive debt ratio.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Borrower self employed- for the qual payment one, if it was a full am ARM and at least 7 years fixed, then it is ok for QM to qualify at note rate.

2023/XX/XX Disagree; system automatically calculates the greater of fully indexed rate at fully am payment or the note rate at fully am payment. System generated final 1003/08 states DTI is within max allowed parameters.

2023/XX/XX Qualification method used meets lender guides, however based on Safe Harbor qualification requirements, the DTI exceeds the maximum as indicated in the guides.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620341	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620341	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2019). (Final/06/XX/2019)	Finance charge is under disclosed by $XXX. Unable to determine the cause for the under disclosure due to missing the final signed/dated itemization of amount financed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2022	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620341	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Client elects to restate loan designation to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	B	B	45113						ATR Fail
14620366	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					6/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Safe Harbor QM		2023/XX/XX PDI provided, exception cleared.
14620366	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					6/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620366	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing in file CHARM Booklet.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2018	6/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620366	XXX	XXX	XXX	XXX	compliance	3	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Final Closing Disclosure is showing two Origination Fees, one is paid by Borrower to Lender and one is paid by Lender to Broker.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or (effective 1/XX/14) the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages. Given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/XX/2014 are not downgraded based on SOL.
													6/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
2023/XX/XX Closing Disclosure's in file show Broker Credit Report paid to Broker. There is no invoice in file showing this payment by the borrower was actually to a third party. Condition remains. 2024-02-02: The TILA 1yr SOL for affirmative action has run, however, as noted in compliance factors, given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/10/2014 are not downgraded based on SOL.

14620340	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Provide evidence that subject property is not affected by FEMA Disaster Wildfires with a Disaster End Date of 11/XX/2020.				10/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX Received BPO confirming no damage.
14620340	XXX	XXX	XXX	XXX	credit	3	Missing Document: Fraud Report not provided		The file was missing a copy of the required fraud report including all interested parties to the transaction.				10/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Provide evidence that Borrower was provided a copy of the Consumer Handbook on Adjustable Rate Mortgages within 3 business days of application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2018	11/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	ARM Disclosure is not signed or dated by the customer - unable to determine if it met timing requirements.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2018	11/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow Account Statement is missing from the loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page 2. (Final/10/XX/2018)	Final Closing Disclosure provided on 10/XX/2018 disclosed the Initial Escrow Payment that does not match the escrow payment disclosed on page X. The Escrow payment on page two included a secondary home owners insurance coverage. The coverage was included as "other" escrows on page one of Final Closing Disclosure and captured as Insurance impounds on page X.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2018	11/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	3	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)	The loan file is missing a Balance Sheet for the borrower's Schedule C business.				10/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)	No documentation in the loan file to evidence the appraisal was delivered to the borrower.				10/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Loan designation failure due to the missing Balance Sheet to complete income documentation requirements.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2018		XXX	Purchase	Primary	No	C	C	B	B	45113						Non QM
14620340	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final/10/XX/2018)			TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2018	11/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620355	XXX	XXX	XXX	XXX	compliance	1	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 66.21249% significantly exceeds the guideline maximum of 38.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	REO income mismatch. Lender used passthrough income, and 50% expense on other property due to ownership.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			Safe Harbor QM		2023/XX/XX Corrected qualifying method and calculated income, exception cleared.
14620355	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	REO income mismatch. Lender used passthrough income, and 50% expense on other property due to ownership.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX Received required documentation. Condition cleared.
14620355	XXX	XXX	XXX	XXX	compliance	1	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	REO income mismatch. Lender used passthrough income, and 50% expense on other property due to ownership.		Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.		11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX Received required documentation. Condition cleared.
14620355	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased without a valid change of circumstance. Cure was not provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM Disclosure Timing Test not provided whitin three days of application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure Status missing in the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2016	11/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620355	XXX	XXX	XXX	XXX	compliance	2	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/XXX)	Dates of the co-borrower's prior employment were not confirmed to validate a full 2 yr employment history.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX/Partnership)	Updated dates as per the provided Tax Returns and required document are associated.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX No new documentation provided, exception remains. 2023/XX/XX Received required documentation. Condition cleared.
14620355	XXX	XXX	XXX	XXX	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 66.21249% exceeds Guideline total debt ratio of 38.00000%.	REO income mismatch. Lender used passthrough income, and 50% expense on other property due to ownership.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX Received required documentation. Condition cleared.
14620355	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to missing employment documentation and the DTI issue.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX Received required documentation. Condition cleared.
14620355	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Loan file is missing a post-disaster inspection report.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Safe Harbor QM		2023/XX/XX Received BPO confirming no damage.
14620355	XXX	XXX	XXX	XXX	credit	3	Missing Document: Condo/PUD Warranty not provided		Condo Questionnaire is not in file.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 08/XX/2016	Condo Questionnaire is not in file.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620355	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Per the guidelines, 7/1 Arms qualify at the Note rate.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX Received required documentation. Condition cleared.
14620355	XXX	XXX	XXX	XXX	compliance	1	General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 45.98419% and based on 1026.43(c)(5) of 48.21% significantly exceed the guideline maximum of 38.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	The calculated dti of 45.98% exceeds max dti allowable per guidelines of 38%.				11/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45141		Yes			Safe Harbor QM		2023/XX/XX Received required documentation. Condition cleared.
14620346	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2020 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				2/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45078		Yes			Safe Harbor QM		2023/XX/XX Received BPO confirming no damage.
14620346	XXX	XXX	XXX	XXX	credit	3	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Bank statement of XXX Account Type: Stocks Account Number: XXX dated 12/XX/2019 - 12/XX/2019 is provided which is less than 2 months. Please provide additional months statement dated within 120 days of note date.				2/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620346	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	File is missing a copy of Initial escrow account statement		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620346	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	File is missing a copy of List of Homeownership Counseling.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620346	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020)	Copy of Closing Disclosure was not provided to the borrower at lease three business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2020	2/XX/2021	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620407	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 is not signed by borrowers.				8/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing signed and dated initial application.
14620407	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					8/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620407	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX W-2 (2016)	2016 W-2 for borrower 1 is missing. Guidelines require 2 years W-2.				8/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620407	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					8/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620407	XXX	XXX	XXX	XXX	credit	3	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.					8/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620407	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017)	Verification appraisal was delivered to borrower was not provided.				8/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620407	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2017	8/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620407	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.74 is less than Guideline PITIA months reserves of 9.00.					8/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620357	XXX	XXX	XXX	XXX	compliance	1	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX/Partnership)	A 24 months verifiable employment history( Third Party Employment verification, CPA letter) was not provided.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			ATR Risk		2023/XX/XX Signed tax returns in file, exception cleared.
14620357	XXX	XXX	XXX	XXX	compliance	2	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX)	A 24 months verifiable employment history was not provided for the borrower.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Risk
2023/XX/XX Missing third party verification of businesses to verify business start dates and that companies are still open and active.

2023/XX/XX Trailing documents reviewed unable to clear.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX File is still missing income docs. XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

14620357	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)	Verification appraisal was delivered to borrower was not provided.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Risk
14620357	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Risk
14620357	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. A copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Risk
14620357	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	ARM loan program disclosure not available		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2017	2/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Risk
14620357	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet disclosure not available.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2017	2/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Risk
14620357	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX/Partnership)	As per credit guidelines data verified.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			ATR Risk		2023/XX/XX Third party verification provided, exception cleared.
14620357	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Income documentation does not meet requirements.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	B	B	45113						ATR Risk
2023/XX/XX YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.

2023/XX/XX Agree with error for Schedule C YTD financials, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/XX Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.

2023/XX/XX Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.

2023/XX/XX Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.

2023/XX/XX File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

14620357	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			ATR Risk		2023/XX/XX PDI provided, exception cleared.
14620357	XXX	XXX	XXX	XXX	credit	1	Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX.	Cash to Borrower: ; Total Cash Out: $XXX; Refi Purpose: Rate/Term					2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45135		Yes			ATR Risk		2023/XX/XX Preliminary Title reflects two (2) Deeds of Trust dated 06/XX/2003 and 08/XX/2005. Final CD issued 02/XX/2017 indicates payoffs of the two mortgages and Cash From Borrower.
14620357	XXX	XXX	XXX	XXX	compliance	3	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Third party verification was not provided				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.

2023/XX/XX Provided Income workbook, P&L's and signed personal tax returns.

2023/XX/XX Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.

2023/XX/XX Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.

2023/XX/XX Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.

2023/XX/XX File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620357	XXX	XXX	XXX	XXX	compliance	3	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX/Schedule C)	P&L not provided for schedule C business.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.

2023/XX/XX Provided Income workbook, P&L's and signed personal tax returns.

2023/XX/XX Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.

2023/XX/XX Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.

2023/XX/XX Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.

2023/XX/XX File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620357	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing income documentation causing loan to fail ATR.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.

2023/XX/XX Provided Income workbook, P&L's and signed personal tax returns.

2023/XX/XX Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.

2023/XX/XX Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.

2023/XX/XX File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620357	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		Third party documentation not provided for businesses.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX YTD P&L / Balance Sheet not provided for schedule C business. Appears it is a non-operational business and is just writing off depreciation, therefore no P&L provided.

2023/XX/XX Provided Income workbook, P&L's and signed personal tax returns.

2023/XX/XX Missing most recent YTD P&L and balance sheets and third party verification for Sch C business.

2023/XX/XX Trailing documents reviewed unable to clear. Provide most recent fully executed and complete YTD P&L, Balance Sheet and Third Party Verification of Schedule C business.

2023/XX/XX Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.

2023/XX/XX File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620357	XXX	XXX	XXX	XXX	compliance	3	Self Employed YTD	Unable to determine compliance with Self Employed income requirements due to missing information. (XXX/Schedule C)	Missing YTD 2016 P&L statement and 2014-2015 signed and dated personal tax returns.				2/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX Provided Income workbook, P&L's and signed personal tax returns.
2023/XX/XX File is still missing income docs. signed/dated personal returns, XXX: third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status. Schedule C business: year to date P&L/Balance sheet and third party verification within 30 days prior to the note date verifying the borrowers dates of operationg and good standing status.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620348	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2020 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.				5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620348	XXX	XXX	XXX	XXX	credit	1	Missing Document: Credit Report not provided		Credit Report is missing				5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45140		Yes			Non QM		2023/XX/XX Credit report was provided.
14620348	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2020)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620348	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Due to missing income documents and credit report, the loan has defaulted to Non-QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	C	C	B	B	45113						Non QM		2023/XX/XX Credit report was provided. Condition remains for missing signed/dated personal and business tax returns and a year to date signed/dated balance sheet.
14620348	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620348	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 7.41 is less than Guideline PITIA months reserves of 12.00.	File is missing sufficient assets to cover reserve requirement. Calculated PITIA months reserves of 7.41 is less than Guideline PITIA months reserves of 12.00.				5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620348	XXX	XXX	XXX	XXX	compliance	1	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/XXX)					5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45140		Yes			Non QM		2023/XX/XX Credit report was provided.
14620348	XXX	XXX	XXX	XXX	compliance	2	(Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC)	Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Originating lender was not provided in the file. File is missing the title commitment to determine the prior originating lender.				5/XX/2020	5/XX/2023	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620348	XXX	XXX	XXX	XXX	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	File is missing signed/dated personal and business tax returns and a year to date signed/dated balance sheet.				5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620348	XXX	XXX	XXX	XXX	compliance	1	QM Required Credit Report Not Provided to Evidence Debts	Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/XXX)					5/XX/2020		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45140		Yes			Non QM		2023/XX/XX Credit report was provided.
14620364	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)	Verification appraisal delivered to borrower not provided.				11/XX/2017		XXX	Purchase	Investment	No	B	B	B	B	45113						N/A
14620363	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					10/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX Received BPO. Condition cleared.
14620363	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2017	Documentation from lender/seller confirming the condo is warrantable is missing from the loan file.				10/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620363	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2017)	Final Closing Disclosure is missing the Lender's Contact Name and NMLS ID number.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2017	10/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620345	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2019 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX Received BPO. Condition cleared.
14620345	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	No third party verification of self-employment provided.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45175		Yes			Non QM
2023/XX/XX third party verfication of valid contractors license along with internet search results including address/phone number in file under Self Employment Income

2023/XX/XX Self-Employment documentation uploaded.
																															2023/XX/XX Trailing docs did not contain any docs to clear this exception. 2023/XX/XX Received required documentation. Condition cleared.
14620345	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement is missing		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620345	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)	Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2020	3/XX/2023	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
2023/XX/XX EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2020 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2020). (Final/03/XX/2020)

14620345	XXX	XXX	XXX	XXX	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX)	No third party verification of self-employment provided.				3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45175		Yes			Non QM		2023/XX/XX Received required documentation. Condition cleared.
14620345	XXX	XXX	XXX	XXX	compliance	3	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)	No third party verification of self-employment provided.				3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX File is missing the recent year to date P&L/Balance Sheet.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620345	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	No third party verification of self-employment provided.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	C	C	B	B	45113						Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX File is missing the recent year to date P&L/Balance Sheet.

2023/XX/XX EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620345	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX CPA Letter	No third party verification of self-employment provided.				3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception	2023/XX/XX Trailing docs did not contain any docs to clear this exception. 2023/XX/XX Received required documentation. Condition cleared.
14620345	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2019)	No documentation provided regarding delivery of appraisal to borrower. Acknowledgment documents in file are blank and not signed.				3/XX/2020		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620349	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence of the the date the Arm Disclosure was provided to the borrower is missing. In addition, the Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2016	3/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620349	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The most recent valuation inspection is dated prior to the most recent FEMA disaster.				3/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Safe Harbor QM		2023/XX/XX BPO provided reflects no damage.
14620349	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Loan amount $XXX. Coverage amount $XXX. Coverage shortfall $XXX.				3/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620362	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Post disaster inspection report not provided in file.				8/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided reflects no damage.
14620362	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620362	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				8/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620362	XXX	XXX	XXX	XXX	compliance	2	TRID Post Close Closing Disclosure Timing Irregular Transactions	TILA-RESPA Integrated Disclosure – Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.	Three-Day Waiting Period Timing Violation. Post Closing Disclosure reflects a change in APR, loan product, or addition of prepayment penalty which would have triggered an additional 3-day waiting period had it been correctly disclosed on the Final Closing Disclosure.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2017	8/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620362	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 08/XX/2017	File does not contain documentation from lender/seller confirming the condo is warrantable.				8/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620362	XXX	XXX	XXX	XXX	compliance	2	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.				8/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620405	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required				6/XX/2017		XXX	Refinance - Cash-out - Other	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX BPO proivided reflects no damage.
14620405	XXX	XXX	XXX	XXX	credit	3	Missing Document: 1007 Rent Comparison Schedule not provided		File is missing the 1007 Comparable Schedule due to the borrower was qualified with rental income for properties that were disclosed in the Final 1003 REO section as required.				6/XX/2017		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620405	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)					6/XX/2017		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A
14620403	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 not executed by lender or loan officer.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620403	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage is insufficient by 55,960.50. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM
14620403	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Address: XXX Insurance Verification, Statement, Tax Verification Insurance Verification, Statement	Insurance Verification, Statement, Tax Verification is missing for REO property located at XXX				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Address: XXX Insurance Verification Insurance Verification	Insurance Verification is required.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620403	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620403	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2017 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2017). (Final/04/XX/2017)	Finance charge disclosed on Final Closing Disclosure as $XXX. Calculated Finance Charge is $XXX for an over disclosed amount of $XXX. Reason for Finance Charge over disclosure is unknown as the Compliance Findings are missing.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2017	4/XX/2020	XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620403	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2017)	Final Closing Disclosure provided on 04/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2017	4/XX/2018	XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620403	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	This exception will be cleared once all ATR specific exceptions have been cured/cleared.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	B	B	45113						Non QM
14620403	XXX	XXX	XXX	XXX	compliance	3	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)	The borrower issued an LOX explaining retirement income from XXX- an award letter is not available. The document provided for this income is a W-2. Tax return transcripts and 1040's show this income as 'wages'. . A 1099/1099R or award letter is required to support this retirement income.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	credit	3	Missing Document: Other not provided		Property is held in a personal trust, trust agreement is required.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	D	45113						Non QM
14620403	XXX	XXX	XXX	XXX	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Current lease is required and missing for XXX				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Current lease is required and missing for XXX.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Current lease is required and missing for XXX				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX 1099-R	Income was submitted as pension income. 1099 R is required.				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620403	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification	Insurance verification is missing for: XXX, & XXX, XXX, XXX and XXX .				4/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620351	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				3/XX/2016		XXX	Purchase	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX PDI provided. Cleared.
14620351	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)	File is missing evidence the borrower was provided and received a copy of the appraisal dated 02/XX/2016 at least 3 business days prior to closing.				3/XX/2016		XXX	Purchase	Investment	No	B	B	B	B	45113						N/A
14620351	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2001	Verification of employment is not within the 10 business days of the note.				3/XX/2016		XXX	Purchase	Investment	No	C	C	C	C	45113						N/A
14620397	XXX	XXX	XXX	XXX	compliance	1	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX)	The current employment history is less than 2 years. Prior employment history provided however with a gap. File is missing either gap letters from the borrower or a more complete employment history to meet Safe Harbor QM requirements and Lender guides.				2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX unable to reconcile, gap of employment identified from 10/XX/2015-11/XX/2015 (greater than 30 days), no LOE provided to addresss 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Provide missing Gap Letter of Explanation from XXX ending 10/XX/2015 and XXX beginning 11/XX/2015. Guidelines require a Letter of Explanation with an Employment Gap greater than 30 Days. Exception remains.

2023/XX/XX Redesignated to Non QM.

14620397	XXX	XXX	XXX	XXX	compliance	1	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Unable to verity income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)	The current WVOE is dated more than 90 days from the Note date. A more recent WVOE would be required.				2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX note dated 02/XX/2017, most recent VOE dated 01/XX/2017
2023/XX/XX XXX is a Subsidiary of XXX with an Entity Name of XXX. Work number reflects (XXX) the Borrower works. 2015 W-2 from XXX and XXX provided. Final 1003 reflects Borrower was employed by XXX from 10/XX/2014 – 01/XX/2014 (2014 W-2 provided).

14620397	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2017)	Evidence of borrower's receipt of the appraisal was not provided.				2/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2017)	Evidence of borrower's receipt of the appraisal is missing.				2/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify income due to, WVOE provided was dated more than 90 days prior to closing. (XXX XXX/Wages)	The current WVOE is dated more than 90 days from the Note date.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX note dated 02/XX/2017, most recent VOE dated 01/XX/2017
2023/XX/XX No new documentation provided, exception remains.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX XXX is a Subsidiary of XXX with an Entity Name of XXX. Work number reflects the dealership (XXX) the Borrower works. 2015 W-2 from XXX and XXX provided. Final 1003 reflects Borrower was employed by XXX from 10/XX/2014 – 01/XX/2014 (2014 W-2 provided).

14620397	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Failure due to gaps in employment or a more complete work history would be required for Safe Harbor QM requirements.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Provide missing Gap Letter of Explanation from XXX ending 10/XX/2015 and XXX beginning 11/XX/2015. Guidelines require a Letter of Explanation with an Employment Gap greater than 30 Days. Exception remains.

2023/XX/XX Redesignated to Non QM.

14620397	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial Escrow disclosure missing in file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		2/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	File is missing a valid change of circumstance and the tolerance cure provided is insufficient to cure all tolerance violations.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2017	2/XX/2018	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620397	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The disaster end date is 01/XX/2023 and our appraisal effective date is 01/XX/2017. A post disaster inspection to verify the property condition				2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620397	XXX	XXX	XXX	XXX	credit	3	Missing Document: Purchase Agreement / Sales Contract not provided		Purchase contract for subject property is missing				2/XX/2017		XXX	Purchase	Primary	No	D	D	D	D	45113						Non QM
14620397	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		Borrower has gaps in employment that were not addressed. Borrower is missing a complete recent 2 year employment history as required by lender guides.				2/XX/2017		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
2023/XX/XX unable to reconcile, gap of employment identified from 10/XX/2015-11/XX/2015 (greater than 30 days), no LOE provided to addresss

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/XX Provide missing Gap Letter of Explanation from XXX ending 10/XX/2015 and XXX beginning 11/XX/2015. Guidelines require a Letter of Explanation with an Employment Gap greater than 30 Days. Exception remains.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620397	XXX	XXX	XXX	XXX	compliance	1	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Borrower is missing a recent 2 year employment history which is required for Safe Harbor QM and lender guides. Gap letters are missing from file.				2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Provide missing Gap Letter of Explanation from XXX ending 10/XX/2015 and XXX beginning 11/XX/2015. Guidelines require a Letter of Explanation with an Employment Gap greater than 30 Days. Exception remains.

2023/XX/XX Redesignated to Non QM.

14620397	XXX	XXX	XXX	XXX	compliance	2	Initial Loan Application Status Test	No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	File is missing a fully executed initial application.				2/XX/2017		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620397	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Failure due to missing income documentation.				2/XX/2017		XXX	Purchase	Primary	No	A	A	A	A	45113	45195		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Provide missing Gap Letter of Explanation from XXX ending 10/XX/2015 and XXX beginning 11/XX/2015. Guidelines require a Letter of Explanation with an Employment Gap greater than 30 Days. Exception remains.

2023/XX/XX Redesignated to Non QM.

14620397	XXX	XXX	XXX	XXX	compliance	2	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Redesignated to Non QM.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2017		XXX	Purchase	Primary	No	B	B	A	A	45113						Non QM
14620344	XXX	XXX	XXX	XXX	credit	3	Missing Document: Fraud Report not provided		Fraud Report is missing.				12/XX/2015		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM
14620344	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2015 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required				12/XX/2015		XXX	Purchase	Primary	No	A	A	A	A	45113	45079		Yes			Safe Harbor QM		2023/XX/XX Received BPO. Condition cleared.
14620344	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2015)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.				12/XX/2015		XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620344	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2015	12/XX/2016	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620344	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2015)	Missing document tracking information for Initial CD dated 11/XX/2015.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		12/XX/2015	12/XX/2016	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620344	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	Disclosure has no date and evidence of borrower's receipt was not provided.		TILA - subject to a 1 year SOL for affirmative claims under TILA		12/XX/2015	12/XX/2016	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620344	XXX	XXX	XXX	XXX	compliance	2	Initial Loan Application Status Test	No evidence of application date located in file. Compliance tests were run using a 7 month lookback from the consummation date.	File is missing the fully signed/dated initial application				12/XX/2015		XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620356	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Post Disaster Inspection Missing on file.				10/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620356	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Require Replacement Cost Estimator on file.				10/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620356	XXX	XXX	XXX	XXX	compliance	3	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/XXX)	The file is missing documentation to verify borrower's 2 year employment history, as required by Appendix Q.				10/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620356	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)	Verification appraisal was delivered to borrower was not provided.				10/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620356	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	The file is missing documentation to verify borrower's 2 year employment history, as required by Appendix Q.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	C	C	B	B	45113						Non QM
14620356	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement missing on file		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620356	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Notary Fee was disclosed as $XXX on LE but not disclosed on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2016	11/XX/2017	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620347	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2020 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					4/XX/2020		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45078		Yes			Safe Harbor QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620347	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003						4/XX/2020		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Safe Harbor QM		2023/XX/XX Missing Initial signed/dated 1003. 2023/XX/XX Missing Signed/dated Initial 1003.
14620347	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2020)	No evidence in file showing borrower received copy of appraisal.				4/XX/2020		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620347	XXX	XXX	XXX	XXX	compliance	2	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (XXX)	Lender Credits was last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2020	4/XX/2021	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620347	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2020 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2020). (Final/04/XX/2020)	Final Closing Disclosure provided on 04/XX/2022 disclosed a finance charge of $XXX, calculated finance charge are $XXX, resulting in a variance of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2020	4/XX/2023	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620416	XXX	XXX	XXX	XXX	compliance	3	Other Income - Not to be used for qualifying	Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion)	Borrower has been qualified with Asset Depletion income, however, Appendix Q is not allowing Other income qualification, causing the loan to waterfall through the QM Testing.				5/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620416	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Borrower has been qualified with Asset Depletion income, however, Appendix Q is not allowing Other income qualification, causing the loan to waterfall through the QM Testing.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2018		XXX	Purchase	Primary	No	C	C	B	B	45113						Non QM
14620416	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				5/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620416	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003						5/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing Signed/dated Initial 1003.
14620416	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is not provided				5/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620416	XXX	XXX	XXX	XXX	credit	3	Missing Document: Hazard Insurance Policy not provided		The master policy from the HOA is required to show coverage of the structure.				5/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620416	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)					5/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620393	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 02/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				2/XX/2016		XXX	Refinance - Rate/Term	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX Received BPO confirming no damage.
14620393	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2016)	File is missing evidence the borrower was provided and received a copy of the appraisal at least 3 business days prior to closing.				2/XX/2016		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113						N/A
14620343	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial signed/dated 1003 Missing				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX Received a duplicate copy of the final 1003. The initial 1003 remains missing. 2023/XX/XX Received final 1003. Exception is addressing the missing signed/dated initial application.
14620343	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: 04/XX/2023	The subject property is located in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			ATR Fail		2023/XX/XX BPO provided prior to disaster end date does not reflect damage 2023/XX/XX BPO provided prior to disaster end date does not reflect damage 2023/XX/XX BPO provided.
14620343	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification	Insurance Verification, Statement is missing				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX MISC/Property LOE in file explains that this non-subject CONDO property belongs to the Bwr's son XXX. 1003 is showing debt included: Mortgage payment of $XXX and Taxes/HO6/Condo Dues of $XXX. Tradeline is showing on CBR @ $XXX/mo (rounded) and a mortgage account activity statement is in file which aligns with CBR data and clarifies payment of $XXX and also shows impounds for taxes & insurance. P&I calculated @ $XXX/mo which means approximately $XXX/mo is left over for impounds. Property profile in file affirms property taxes of $XXX/12 = $XXX/mo. This leaves a residual $XXX/mo for HO6, or $XXX/yr which is deemed reasonable for HO6. Condo dues are never impounded and evidence in file affirms dues (billed to the Son only) of $XXX/mo vs. hitting debt for $XXX/mo. This means that the UW padded an additional $XXX/mo, perhaps unnecessarily, however if this additional padding was added into the residual left for HO6, it would be accounting for almost $XXX/mo or $XXX/yr just for HO6 which would be extremely high given an assessed value of only $XXX.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/XX Provide missing Blanket Insurance Policy XXX UT. Exception remains.

2023/XX/XX EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Statement

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	2	(Doc Error) GFE Error: Changed Circumstance not provided.	GFE Date: 07/XX/2015 Changed Circumstance not provided for GFE dated 07/XX/2015 from GFE dated 04/XX/2015	Change of circumstances not provided dated 07/XX/2015 - Rate locked				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620343	XXX	XXX	XXX	XXX	compliance	1	Income Method of Calculation	Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			ATR Fail	2023/XX/XX Disagree - 2013/2012 1120S business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation. No W2 income.	2023/XX/XX Borrower prepared 2014 and YTD 2015 P&L provided. Exception Cleared.
14620343	XXX	XXX	XXX	XXX	compliance	3	Interest Dividend Income Tax Returns	Qualified Mortgage (Dodd-Frank 2014): Two (2) years tax returns or Bank Statements to evaluate Interest / Dividend income or losses requirement not met. (XXX Interest / Dividends/Schedule B)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX 2013/2012 1040s w/ Sched B in file.
Interest Income is coming from Notes Receivable which showed interest of $XXX in 2013 with additional usable but not used interest gleaned of $XXX. Promissory Note in file shows pricipal sum of $XXX @ 3% interest per annum. Using 12 month receipt with continuance supported.
Dividend income is coming from non-business ordinary dividends from 2013/2012 1040s. 2013 from Charles Schwab and LPL Financial = $XXX. An additional LPL Financial account usable but not used = $XXX. 2012 = $XXX. 12 month average used.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX There was no documentation provided to clear conditions.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	3	Other Income - Not to be used for qualifying	Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX Agree - 'Other' income is not supported. 2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/XX Asset Depletion (Other Income) not permitted under Appendix Q. Exception remains.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX There was no documentation provided to clear conditions.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	3	Partnership Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Disagree - 2013/2012 1065 business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation.

2023/XX/XX Balance Sheet for XXX has been uploaded.

2023/XX/XX Provided Balance Sheet for XXX.

2023/XX/XX Provide fully executed and complete Balance Sheet for XXX. Exception remains.

2023/XX/XX Received P&L/Balance sheet for 2014, however the following income documentation remains missing for this entity: Signed/dated business returns and third party verification within guideline timeframe verifying dates of operation and good standing.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX There was no documentation provided to clear conditions.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	3	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Disagree - 2013/2012 1120S business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation. No W2 income paid out in 2013.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX There was no documentation provided to clear conditions.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	1	S-Corp Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			ATR Fail	2023/XX/XX Disagree - 2013/2012 1120S business returns and K1s in file for both borrowers. 50/50 ownership which was combined and supports income calculation. No W2 income paid out in 2013.	2023/XX/XX Borrower prepared 2014 and YTD 2015 P&L provided. Exception Cleared.
14620343	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing. 2023/XX/XX There was no documentation provided to clear conditions.
14620343	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.
14620343	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/Partnership)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.
14620343	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to QM failure. This exception will be cleared once all QM specific exceptions have been cured/cleared.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	B	B	45113						ATR Fail
2023/XX/XX Agree.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX No documentation was provided in the trailing docs to clear condition.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)	Evidence that appraisal was delivered to borrower was not provided.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620343	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - Partnership Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing: Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)	Failure due to missing critical income documentation as required by lender guidelines.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			ATR Fail
2023/XX/XX Disagree - P&L is in file good thru 6/XX/2015, and full year P&L and Balance Sheet is in file for 2014. Income calculation can be supported without a 2015 Balance Sheet as it does not not involve inventories.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains.

2023/XX/XX Cleared

14620343	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Income and Assets - Schedule B	Ability to Repay (Dodd-Frank 2014): Unable to verify Interest / Dividend income using reasonably reliable third-party records. (XXX Interest / Dividends/Schedule B)	Failure due to missing critical income documentation as required by lender guidelines.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX 2013/2012 1040s w/ Sched B in file.
Interest Income is coming from Notes Receivable which showed interest of $XXX in 2013 with additional usable but not used interest gleaned of $XXX. Promissory Note in file shows pricipal sum of $XXX @ 3% interest per annum. Using 12 month receipt with continuance supported.
Dividend income is coming from non-business ordinary dividends from 2013/2012 1040s. 2013 from Charles Schwab and LPL Financial = $XXX. An additional LPL Financial account usable but not used = $XXX. 2012 = $XXX. 12 month average used.

2023/XX/XX Provided the Promissory Note that is generating the interest income mentioned in our previous response.

2023/XX/XX Provide Note for the notes receivable income.

2023/XX/XX No documentation was provided in the trailing docs to clear condition.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.

14620343	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/S-Corp)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.
14620343	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2015, Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 03/XX/2015. (XXX XXX/Partnership)	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX This EV2 exception will remain due to the recency of the tax returns provided as the 2014 returns were on extension.
14620343	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.84491% exceeds Guideline total debt ratio of 44.00000%.	Failure due to missing critical income documentation as required by lender guidelines.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3

2023/XX/XX Unable to clear. Condition remains.

2023/XX/XX EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 45.93082% exceeds Guideline total debt ratio of 44.00000%.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX No documentation was provided in the trailing docs to clear this condition.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Based on the loan failing one or more guideline components, the loan is at ATR risk.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Agree.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains. In addition, DTI exceeds lender's maximum DTI.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX No documentation was provided in the trailing docs to clear this condition.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	3	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.84491% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 47.60361% moderately exceeds the guideline maximum of 43.00%.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains. In addition, DTI exceeds lender's maximum DTI.

2023/XX/XX EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.93082% moderately exceeds the guideline maximum of 44.00%. (DTI Exception is eligible to be regraded with compensating factors.)

2023/XX/XX No documentation was provided in the trailing docs to clear this condition.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	compliance	3	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase,		Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.		8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Agree - Per most recent 1008 in file, DTI has been calculated = 35.848% however income calculation worksheet does not support qualifying income and cannot confirm 'Other income' used for qualification.

2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality. Additionally, UB guidelines allow use of Asset Depletion/Utiliziation in combination with other income sources (unless specifically excluded in guidelines), per RLU-NA 302-1.8.3

2023/XX/XX File submitted with a loan designation of Safe Harbor. Per safe harbor regulations, the following is required:  XXX - signed/dated 2013/2012 1120's.  Rentall - Signed/dated 2012 1065, 2014 signed/dated P&L and third party verification dated within lender guide requirements verifying dates of operation and showing business is in good standing. Lender is also using asset depletion for income which is not allowed per safe harbor regs. Condition remains. In addition, DTI exceeds lender's maximum DTI.

2023/XX/XX Reviewed all trailing documentation, however, income documentation to clear exception remains missing.

2023/XX/XX No documentation was provided in the trailing docs to clear this condition.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620343	XXX	XXX	XXX	XXX	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: 07/XX/2023 Disaster Name: XXX Disaster Declaration Date: 04/XX/2023	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 07/XX/2023 (Severe Winter Storms, Straight-Line Winds, Flooding, Landslides and Mudslides) Declared Disaster End Date.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX Disagree; Disaster declaration date is after loan closing; UB does not require on-going valuation inspections on closed loans.	2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required verifying no damage to the subject. Exception remains.
14620343	XXX	XXX	XXX	XXX	compliance	3	Self Employed Financial Strength	Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp)	2013 Schedule k-1 reflects Ordinary business income loss of $XXX compared to 2012 Ordinary Income of $XXX with W-2 earnings for both years (2012 and 2013) $XXX.				8/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX Disagree with concern for qualifying. While we agree that self-employment income from XXX declined from 2012 to 2013, we analyzed the income and determined to only use the declining year/2013 in qualifying and to qualify using a monthly loss of $XXX/mo, as guidelines require. Borrower still qualifies when the self-employment business loss is included in qualifying and resulting DTI is less than 36%. There is no error in this approach. Provided UW Income workbook and final signed loan application.
																															2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
14620395	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Missing signed and dated Arm Disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620395	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Missing Charm Booklet Disclosure.		TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620395	XXX	XXX	XXX	XXX	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				8/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						Safe Harbor QM		2023/XX/XX BPO inspector unable to determine condition of property. Finding remains open.
14620395	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Final Closing Disclosure loan discount fee in the amount of $XXX was not disclosed on the Loan Estimate dated 06/XX/2016 . Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Safe Harbor QM
14620392	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,798.00 on Final Closing Disclosure provided on 02/XX/2016 are underdisclosed. (Final/02/XX/2016)	Amount of Estimated Property Costs over Year 1 of 14,798.00 on Final Closing Disclosure provided on 02/XX/2016 are under disclosed.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2016	2/XX/2017	XXX	Purchase	Second Home	No	B	B	B	B	45113						Non QM
14620392	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2016 Disaster End Date: 10/XX/2021 Disaster Name: XXX Disaster Declaration Date: 08/XX/2021	Provide a post-disaster inspection verifying there was no damage from Hurricane IDA. The inspection must include exterior photos and the property must be re-inspected on or after 08/XX/2021..				2/XX/2016		XXX	Purchase	Second Home	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX Received BPO confirming no damage.
14620392	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing from File.				2/XX/2016		XXX	Purchase	Second Home	No	C	C	C	C	45113						Non QM
14620392	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing signed and dated initial 1003.				2/XX/2016		XXX	Purchase	Second Home	No	B	B	B	B	45113						Non QM
14620392	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX Third Party Verification	Loan file is missing third party verification of the borrower's Sch C business (IE: CPA letter, etc.)				2/XX/2016		XXX	Purchase	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX Borrower is a licensed XXX who filed Schedule C with XXX. XXX license confirmation pulled that shows license expires 1/XX/2017. No other documentation provided.
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Business License was obtained from a government website on 2/XX/2016.  This is an acceptable document to verify borrower's self employment prior to closing.  Exception cleared.

14620392	XXX	XXX	XXX	XXX	compliance	3	Other Income - Not to be used for qualifying	Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Asset Depletion)	Asset Depletion is not an acceptable income source per Appendix Q.				2/XX/2016		XXX	Purchase	Second Home	No	C	C	C	C	45113						Non QM	2023/XX/XX Loan is not a QM loan but does meet ATR.	2023/XX/XX Asset Depletion is not an acceptable income source under Appendix Q. Loan Designation on this loan was Safe Harbor QM.
14620392	XXX	XXX	XXX	XXX	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Loan file is missing the lease for the noted property as required by Appendix Q.				2/XX/2016		XXX	Purchase	Second Home	No	C	C	C	C	45113						Non QM	2023/XX/XX Rental income was not used to qualify therefore rental lease not required.	2023/XX/XX Lease is required per Appendix Q. Exception remains.
14620392	XXX	XXX	XXX	XXX	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Loan file is missing the lease for the noted property as required by Appendix Q.				2/XX/2016		XXX	Purchase	Second Home	No	C	C	C	C	45113						Non QM	2023/XX/XX Rental income was not used to qualify therefore rental lease not required.	2023/XX/XX Lease is required per Appendix Q. Exception remains.
14620392	XXX	XXX	XXX	XXX	compliance	3	Rental Income Documentation - Schedule E Method Test	Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)	Loan file is missing the lease for the noted property as required by Appendix Q.				2/XX/2016		XXX	Purchase	Second Home	No	C	C	C	C	45113						Non QM	2023/XX/XX Rental income was not used to qualify therefore rental lease not required.	2023/XX/XX Lease is required per Appendix Q. Exception remains.
14620392	XXX	XXX	XXX	XXX	compliance	1	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/IRA Distribution)	Loan file is missing the award letter.				2/XX/2016		XXX	Purchase	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM
2023/XX/XX Note date 2/XX/2016. Year end IRA 2015 statements for both IRA accounts provided show 2015 distribution amounts, as well as 2014/2015 1099's for IRA Distbrutions provided therefore IRA Distribution award letters not required.
																															2023/XX/XX Business License was obtained from a government website on 2/XX/2016. This is an acceptable document to verify borrower's self employment prior to closing. Exception cleared.
14620392	XXX	XXX	XXX	XXX	compliance	1	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/IRA Distribution)	Loan file is missing the award letter.				2/XX/2016		XXX	Purchase	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX Business License was obtained from a government website on 2/XX/2016. This is an acceptable document to verify borrower's self employment prior to closing. Exception cleared.
14620392	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)	Loan file is missing third party verification of the borrower's Sch C business.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													2/XX/2016		XXX	Purchase	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX Business License was obtained from a government website on 2/XX/2016. This is an acceptable document to verify borrower's self employment prior to closing. Exception cleared.
14620392	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Upon receipt of missing income documents, this exception may be resolved.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		2/XX/2016		XXX	Purchase	Second Home	No	C	C	B	B	45113						Non QM	2023/XX/XX N/A; Duplicative Exception
2023/XX/XX Reviewed trailing docs provided; however, no income documents were included.  Finding remains open.

2023/XX/XX Reviewed the Trailing documentation and the provided documents are not sufficient to clear. Exception remains.

2023/XX/XX EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.

2023/XX/XX Due to failing ATR requirements.

14620392	XXX	XXX	XXX	XXX	compliance	1	QM Employment History - Current Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/XXX)	Third party verification of employment has not been provided to confirm 2 years self employment.				2/XX/2016		XXX	Purchase	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM		2023/XX/XX Business License was obtained from a government website on 2/XX/2016. This is an acceptable document to verify borrower's self employment prior to closing. Exception cleared.
14620354	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		8/XX/2016	8/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620354	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Most Recent Valuation Inspection Date: 06/XX/2016 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020				8/XX/2016		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX Received BPO confirming no damage.
14620354	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				8/XX/2016		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620354	XXX	XXX	XXX	XXX	credit	3	Aged document: Asset Account date is more than 90 days prior to Closing.	Financial Institution: XXX // Account Type: Checking / Account Number: XXX	Financial Institution: XXX // Account Type: Checking / Account Number: XXX: Asset Document date is more than 90 days prior to the Note date or notary date.				8/XX/2016		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620354	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided to the borrower.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2016		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620420	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2021)	Earlier receipt not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		1/XX/2021	1/XX/2022	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620420	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2020)	Verification appraisal was delivered to borrower was not provided.		There is generally no Assignee Liability.		1/XX/2021		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620420	XXX	XXX	XXX	XXX	credit	2	Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.	Index: LIBOR - 1 Year (Daily); Note Date: 01/XX/2021					1/XX/2021		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620419	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent document is missing in the File.				10/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
14620419	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Missing signed and dated initial 1003 reflecting application date of 8/XX/2020.				10/XX/2020		XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk		2023/XX/XX Missing Initial signed/dated 1003. 2023/XX/XX Missing Signed/dated Initial 1003.
14620419	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Waterfall exception due to missing required income and asset documentation.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2020		XXX	Purchase	Primary	No	C	C	B	B	45113						ATR Risk	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Additional information to clear corresponding exceptions was not provided. Exception remains open.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains

14620419	XXX	XXX	XXX	XXX	compliance	3	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Loan file is missing the required income documentation: 1040s and business returns provided are not signed and dated. Loan file is also missing the following asset documentation: evidence the gift funds in the amount of $XXX per the gift letter were transferred to borrower or closing agent at or before closing.				10/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX Donor per Gift letter is XXX.  Final HUD identifies the deposits to escrow from XXX.  Signed tax returns not located

2023/XX/XX Final Settlement Statement -UB allows use of validated IRS tax returns in lieu of signed tax returns.

2023/XX/XX Final Settlement Statement -UB allows use of validated IRS tax returns in lieu of signed tax returns.

2023/XX/XX Reviewed all trailing documents. File is still missing the signed/dated 2017/2018 1040s and a third party verification dated within 10 business days of the note date for the borrower's employment. Once documentation is received, loan will be reran to determine compliance. Condition remains.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Required documents for this exception were not provided. Exception remains open.

2023/XX/XX Received evidence of title companies receipt of the gift funds. Unable to clear condition due to file is still missing VVOE dated within 10 days of the note date.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains

14620419	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2020). (Final/10/XX/2020)	Finance charge underdisclosed $XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2020	10/XX/2021	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
2023/XX/XX EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2020). (Final/10/XX/2020)

14620419	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Waterfall exception due to missing income and asset documentation.				10/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Reviewed all trailing documents. File is still missing the signed/dated 2017/2018 1040s and a third party verification dated within 10 business days of the note date for the borrower's employment. Once documentation is received, loan will be reran to determine compliance. Condition remains.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Additional information to clear corresponding exceptions was not provided. Exception remains open.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains

14620419	XXX	XXX	XXX	XXX	credit	1	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 18.00.	Loan file contains gift letter in the amount of $XXX; however, file contains no evidence the funds were transferred at or prior to closing to the borrower or the settlement agent. Based on this, file is short the required reserves.				10/XX/2020		XXX	Purchase	Primary	No	A	A	A	A	45113	45091		Yes			ATR Risk		2023/XX/XX Received evidence of the title companies receipt of the gift funds. Condition cleared.
14620419	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		File is missing evidence the borrower's self-employment business was dissolved at or prior to closing.				10/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX LOE states not dissolved, SOS website shows license valid as of 8-21. Nothing more recent found

2023/XX/XX Clarification needed: file shows business is not dissolved, why is the request for proof company IS dissolved?

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Additional information to clear corresponding exceptions was not provided. Exception remains open.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains

14620419	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 calendar days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2019	Guidelines require VVOE dated no more than 10 days prior to Note date. VVOE in file is dated 8/XX/2020, which is more than 10 days prior to Note date of 10/XX/2020.				10/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX nothing more recent found 2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Lender unable to clear condition. Exception remains open.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains

14620419	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage provided is short $XXX. Please provide increased coverage or RCE.				10/XX/2020		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620419	XXX	XXX	XXX	XXX	credit	1	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Loan file contains gift letter in the amount of $XXX; however, file contains no evidence the funds were transferred at or prior to closing to the borrower or the settlement agent. Based on this, file is short the required cash to close.				10/XX/2020		XXX	Purchase	Primary	No	A	A	A	A	45113	45091		Yes			ATR Risk		2023/XX/XX Received evidence of title companies receipt of the gift funds. Condition cleared.
14620411	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2018 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2018)	Revised Loan Estimate provided on 02/XX/2018 not received by borrower at least four (4) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)	Verification appraisal was delivered to borrower was not provided.				2/XX/2018		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/01/XX/2018)	Verification appraisal was delivered to borrower was not provided.				2/XX/2018		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 02/XX/2018 did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/02/XX/2018)	Contact Information not provided		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 02/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/02/XX/2018)	Final Closing Disclosure provided on 02/XX/2018 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Payment Max Amount In Year	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 02/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/02/XX/2018)	Final Closing Disclosure provided on 02/XX/2018 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 15,671.62 on Final Closing Disclosure provided on 02/XX/2018 are underdisclosed. (Final/02/XX/2018)	Provide a post-close CD correcting on page 4 and Estimated Taxes, Insurance & Assessments on page X; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		2/XX/2018	2/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620411	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 01/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.				2/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620334	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2014	9/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620334	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate	Truth in Lending Act (MDIA 2011): The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2014	9/XX/2017	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620334	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 is missing in file.				9/XX/2014		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620334	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2014 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Valuation Inspection Date is 05/XX/2014 however Disaster End Date is 11/XX/2020.				9/XX/2014		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620334	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).	Unable to determine the qualification method as the guidelines provided do not indicate 30 year I/O loan qualification method.				9/XX/2014		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45142		Yes			Non QM		2023/XX/XX Cleared
14620334	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations reflecting a list of at least 10 agencies and the date the list was obtained, was not provided in loan file.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2014		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620334	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX Award Letter / Continuance Letter	Guidelines require an award letter for Social Security income, which was not provided for borrower 2.				9/XX/2014		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX Trailing docs did not contain any docs to clear this exception.
14620335	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	Receipt of appraisal disclosure signed at closing by the borrowers is not available in file.		There is generally no Assignee Liability.		11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A
14620335	XXX	XXX	XXX	XXX	credit	3	Missing Document: Occupancy Certificate not provided		Occupancy Certificate is missing in file.				11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620335	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 11/XX/2015 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Valuation Inspection Date is 11/XX/2015 however Disaster End Date is 01/XX/2023.				11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX PDI provided, exception cleared.
14620335	XXX	XXX	XXX	XXX	property	1	The loan is to be securitized and the appraisal certification was not included in the provided valuation. Securitization valuations are required to be FIRREA/USPAP compliant.	Valuation Type: Appraisal / Valuation Report Date: 11/XX/2015	Appraisal Certification is not available in file.				11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	A	A	A	A	45113	45077		Yes			N/A		2023/XX/XX Client not securitizing loan.
14620335	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX, Address: XXX Insurance Verification Insurance Verification, Tax Verification	Tax and Insurance are are missing in file for properties - XXX and XXX.				11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620335	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification					11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620335	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		File is missing a signed/dated year to date Balance sheet for all business entities. Must reflect the most recent quarter prior to note date.				11/XX/2015		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620352	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2016 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023					6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620352	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation discrepancy due to missing income documentation and insufficient credit score for a borrower.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX same as above: Dispute: No min. credit score is required for employment type and VOEs for both borrowers are in file within 10 days of note date.

2023/XX/XX Auditor is quoting footnote (1), however either footnote (1) or (2) can be applied per the Matrix. Please see footnote (2) in UB Guidelines RLU-NA 201-6.2.2 PORTFOLIO INTEREST-ONLY (IO) ARM PRODUCT GUIDE Matrix which states: LTV can be increased to 75% with FICO => 700; standard reserve requirements apply.  Qualifying FICO is 705.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Based on the RLU Non Agency guides dated 1.8.16, the matrix ltv max was 70% but based on a footnote could be increased to 75%, which is the subject LTV, with a credit score of 740.  The credit score for the file does not meet this.  Finding remains open.

2023/XX/XX Received required documentation. Condition cleared.

14620352	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2016 disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final/06/XX/2016)	Actual payment amount amount is not matching because the product is ARM so payment will be changed after certain period		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2019	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620352	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2016 incorrectly disclosed whether the loan will have an escrow account. (Final/06/XX/2016)	The reason for not having an escrow account the box is not checked.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620352	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Title - Abstract / Title Search. Fee was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620352	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Title - Endorsement Fee was disclosed as $XXX on the Initial Loan Estimate, but disclosed as $XXX on the Final Closing Disclosure without a valid Change of Circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2016	6/XX/2017	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620352	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Disclosure missing from the loan file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2016	6/XX/2017	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620352	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2016)	Missing evidence when the borrower was provided a copy of the appraisal.				6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620352	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Loan file missing VVOE for wage income.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45175		Yes			Non QM
2023/XX/XX Dispute: Equifax VVOE from XXX for XXX was obtained 6/XX/16 within 21 days of note 6/XX/16 and is uploaded under Verification of Employment 6/XX/16 4:21.

2023/XX/XX Equifax VOE Uploaded for XXX

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX The VVOE that is missing is for the co-borrower not the borrower. Nothing new provided. Finding remains open.

2023/XX/XX Received required documentation. Condition cleared.

14620352	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 728 is less than Guideline representative FICO score of 740.	Increased LTV/CLTV by 5% requires a score of 740 to qualify.				6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	C	C	C	C	45113						Non QM
14620352	XXX	XXX	XXX	XXX	credit	1	Income documentation requirements not met.		VVOE for wage income and 3rd Party Verification for self employment income required.				6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45175		Yes			Non QM	2023/XX/XX Dispute: XXX VOE for XXX was obtained 6/XX/16 within 10 days of note 6/XX/16 and is uploaded under Verification of Employment 6/XX/16 4:21. 2023/XX/XX XXX Profile Uploaded for XXX
2023/XX/XX Verification of existence of self employment was provided. Missing VVOE for wage income.

2023/XX/XX The VVOE that is missing is for the co-borrower not the borrower. Nothing new provided. Finding remains open.

2023/XX/XX Received required documentation. Condition cleared.

14620352	XXX	XXX	XXX	XXX	credit	1	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2013	VVOE for wage income missing from the loan file.				6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45141		Yes			Non QM		2023/XX/XX Self employed consultant, third party verification of existence of business provided.
14620352	XXX	XXX	XXX	XXX	compliance	1	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	VVOE for wage income and 3rd Party Verification for self employment income required. Borrower does not meet the credit score requirement of 740.				6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX Dispute: There is no FICO minimum requirement for wage earners/self-employment. 740 FICO is not required for employment types. Both borrowers have VOEs within 1 week of note date.

2023/XX/XX Auditor is quoting footnote (1), however either footnote (1) or (2) can be applied per the Matrix. Please see footnote (2) in UB Guidelines RLU-NA 201-6.2.2 PORTFOLIO INTEREST-ONLY (IO) ARM PRODUCT GUIDE Matrix which states: LTV can be increased to 75% with FICO => 700; standard reserve requirements apply.  Qualifying FICO is 705.

2023/XX/XX Verification of existence of self employment was provided. Missing VVOE for wage income.

2023/XX/XX Based on the RLU Non Agency guides dated 1.8.16, the matrix ltv max was 70% but based on a footnote could be increased to 75%, which is the subject LTV, with a credit score of 740.  The credit score for the file does not meet this.  Finding remains open.

2023/XX/XX Received required documentation. Condition cleared.

14620352	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	VVOE for wage income and 3rd Party Verification for self employment income required. Borrower does not meet the credit score requirement of 740.				6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX same as above. Dispute: There is no FICO minimum requirement for wage earners/self-employment. 740 FICO is not required for employment types. Both borrowers have VOEs within 1 week of note date.

2023/XX/XX Auditor is quoting footnote (1), however either footnote (1) or (2) can be applied per the Matrix. Please see footnote (2) in UB Guidelines RLU-NA 201-6.2.2 PORTFOLIO INTEREST-ONLY (IO) ARM PRODUCT GUIDE Matrix which states: LTV can be increased to 75% with FICO => 700; standard reserve requirements apply.  Qualifying FICO is 705.

2023/XX/XX Verification of existence of self employment was provided. Missing VVOE for wage income.

2023/XX/XX Based on the RLU Non Agency guides dated 1.8.16, the matrix ltv max was 70% but based on a footnote could be increased to 75%, which is the subject LTV, with a credit score of 740.  The credit score for the file does not meet this.  Finding remains open.

2023/XX/XX Received required documentation. Condition cleared.

14620352	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX Third Party Verification, VVOE - Employment Only					6/XX/2016		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45175		Yes			Non QM	2023/XX/XX Dispute: Both borrowers have VOEs within 1 week of note dateas above. 2023/XX/XX Wage income appears to be from XXX - VOE found for this employer
2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Verification of existence of self employment was provided. Missing VVOE for wage income.

2023/XX/XX No new documentation relative to the c/b wage income provided. Finding remains open.

2023/XX/XX Received required documentation. Condition cleared.

14620409	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Investor to order.				9/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX Received BPO. Condition cleared.
14620409	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)	Creditor did not provide a copy of each valuation to applicant three business days.				9/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620409	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2017	9/XX/2018	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620409	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed an inaccurate Total of Payments on page X that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 09/XX/2017). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/09/XX/2017)	The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620409	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage shortfall of $XXX				9/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620409	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				9/XX/2017		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620339	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620339	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file was missing documentation verifying the borrower's consent to receive electronic documentation.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620339	XXX	XXX	XXX	XXX	credit	3	Missing Document: Flood Certificate not provided		File is missing the Flood Certificate for the subject property. Upon receipt of the missing Flood Certificate, additional conditions may apply.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620339	XXX	XXX	XXX	XXX	credit	1	Missing Document: Credit Report not provided		File is missing the borrower's credit report. Upon receipt of the missing credit report for the co-borrower, additional conditions may apply.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received
14620339	XXX	XXX	XXX	XXX	compliance	1	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX FACTA disclosure provided
14620339	XXX	XXX	XXX	XXX	compliance	3	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or (effective 1/XX/14) the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages. Given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/XX/2014 are not downgraded based on SOL.
													11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
2024-02-02: The TILA 1yr SOL for affirmative action has run, however, as noted in compliance factors, given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/10/2014 are not downgraded based on SOL.

14620339	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620339	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2018	11/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620339	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2018	11/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620339	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	The required credit report is missing from the file.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received
14620339	XXX	XXX	XXX	XXX	credit	1	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 680.	Credit report missing. Unable to validate credit score requirement.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received
14620339	XXX	XXX	XXX	XXX	credit	1	Income documentation requirements not met.		Missing pages of the 1065 and K-1s for XXX. Only the first page of 2017 and 2016 1065 was provided.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX 2017 Business tax returns were provided in the file for XXX. Placed under Misc- Buss Tax returns.	2023/XX/XX Only the 2017 K1 was provided. Condition remains. 2023/XX/XX Documentation was provided.
14620339	XXX	XXX	XXX	XXX	compliance	1	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing pages of the 1065 and K-1s for XXX. Only the first page of 2017 and 2016 1065 was provided.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX K1 and 1065 provided.
14620339	XXX	XXX	XXX	XXX	credit	1	AUS/Guideline Findings: All conditions were not met		Credit report is missing. Unable to determine if all credit components are being met.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received.
14620339	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX 1065 (2016), 1065 (2017), 4506-T (for Business) (2016), 4506-T (for Business) (2017), Balance Sheet, K-1 (2016), K-1 (2017), P&L Statement	The 2017 & 2016 K-1s for XXX are missing.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX 2016 & 2017 Business tax returns for XXX provided in the file under Misc-Buss Tax returns	2023/XX/XX Only the 2017 K1 was provided. Condition remains. 2023/XX/XX K1 and 1065 provided.
14620339	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is at ATR risk due to missing the credit report and income documentation for borrower.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			Non QM
2023/XX/XX Credit report provided dated 10/XX/2018- in file. Income sources are from Int/divident and Asset Utilization with documents provided to verify such sources.

2023/XX/XX Credit report provided, along with income workbook and asset utilization calculation sheet. Agree with error to not deduct self employment losses from total qualifying income.

2023/XX/XX Credit report provided, along with income workbook and asset utilization calculation sheet. Agree with error to not deduct self employment losses from total qualifying income.
																															2023/XX/XX Trailing docs did not contain any docs to clear this exception. 2023/XX/XX Received required documentation. Condition cleared.
14620339	XXX	XXX	XXX	XXX	credit	1	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Loan file missing the mortgage payment history for the subject property.				11/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX Credit Report dated 10/XX/18 verifies 24 month mortgage history and have most current payoff in file verifying no late payments.	2023/XX/XX Credit report shows history.
14620413	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)	No proof of appraisal being sent to borrower 3 days prior to closing.				4/XX/2018		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/XX/20/2018)	The Initial Closing Disclosure provided on 04/XX/2018 was not provided at least 3 days prior to closing date of 04/XX/2018.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Appraisal Re-Inspection Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		4/XX/2018	4/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Require E-Sign Consent Agreement.				4/XX/2018		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2018 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA Disaster area post-close. There is no end declared date for the disaster as of yet. A post-disaster inspection verifying there was no damage to the subject property is required. Most recent disaster end date(9/XX/2020) is provided				4/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			ATR Fail		2023/XX/XX PDI provided, exception cleared.
14620413	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	Initial escrow account statement was not provided.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		4/XX/2018		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Most recent 2 years most recent signed and dated business and personal tax returns.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		4/XX/2018		XXX	Refinance - Rate/Term	Primary	No	C	C	B	B	45113						ATR Fail
2023/XX/XX 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.

2023/XX/XX Uploaded 2015-2016 1040, IRS Tax Trascript, Medical Billing 1120s, Signed 1120s

2023/XX/XX Provided 2015-2016 1040
IRS Tax Trascript
Medical Billing 1120s
Signed 1120s

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX File is missing the signed/dated 2017 business returns. Condition remains.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620413	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Income and Assets - S-Corp	Ability to Repay (Dodd-Frank 2014): Unable to verify S-Corp income using reasonably reliable third-party records. (XXX XXX/S-Corp)	Most recent 2 years most recent signed and dated business and personal tax returns.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													4/XX/2018		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45195		Yes			ATR Fail
2023/XX/XX 2015-2016 unsigned 1040s in file which match transcripts provided (in file). 2015-2016 XXX 1120S in file. Signed pages are included in the funding package.

2023/XX/XX N/A; Duplicative Exception

2023/XX/XX Duplicate and/or waterfall exception

2023/XX/XX No tax documentation was provided to clear the ATR exceptions

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX File is missing the signed/dated 2017 business returns. Condition remains.

2023/XX/XX Per lender guides/rebuttal, with transcripts in the file, the 1040's need not be signed. condition cleared.

14620413	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.	The ARM Disclosure is not signed or dated.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	The ARM Disclosure is not signed or dated.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620413	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	The Consumer Handbook on Adjustable Rate Mortgage disclosure is not present.		TILA - subject to a 1 year SOL for affirmative claims under TILA		4/XX/2018	4/XX/2019	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan Designation discrepancy due to income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	B	B	45113						ATR Fail	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX The provided originator loan designation is Non QM, but verification of income as required by the guidelines is missing which resulted in a calculated Due Diligence Loan Designation of ATR fail.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Employment - K-1 Less 25%	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current K-1 (Less than 25% Ownership) status using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L Required Fields.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX 2016-2017 1040's validated by CPA with PTIN and typed signature - K1 in file evidences XXX holds 20% ownership in XXX - trust acts as passthrough for client as net business income featured on K1 matches income reported on Schedule E - no separate section III trust income reporting on Schedule E.

2023/XX/XX Disagree with interpretation of ATR requirements. UB guidelines (RLU-NA section 302-2.1.3) state Documentation Requirements for self-employed businesses: when ownership in a business is less than 25%, additional verification is not required. Borrower is not considered self-employed when ownership percentage is less than 25%.
Additionally, Provided tax transcripts, as UB guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (RLU-NA section 302-1.1.7). Business tax return transcripts are not required, only personal tax returns must be validated via transcripts from IRS.

2023/XX/XX For less than 25% ownership, the guidelines require two years tax transcripts and a WVOE or Statement from the business entity because the loan closed more than 90 days from last tax year.  Business transcripts and a business statement are missing for XXX.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)	One of the following missing documents/combinations is required for this income source: 1) Most recent K-1 and most recent tax transcripts; 2) Most recent K-1 and most recent signed, dated 1040s; 3) Audited YTD P&L.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX 2016-2017 1040's validated by CPA with PTIN and typed signature - K1 in file evidences XXX holds 20% ownership in XXX - trust acts as passthrough for client as net business income featured on K1 matches income reported on Schedule E - no separate section III trust income reporting on Schedule E.

2023/XX/XX Disagree. This is a Portfolio Express loan which is a low-doc loan for HFI UB to UB rate/term refi's with low risk. Non-QM loan program, see RLU-NA 502-3 which tates "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and UB obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible.". Tax transcripts are used to qualify for simplifcation of process with each REO not requied to be broken out due to history & validation of income from 3rd party/IRS.Port express RLU-NA section 502-3 states "In lieu of providing income documentation, the Borrower(s) signs IRS Form 4506-C for the most recent two (2) to three (3) years 1040s and UB obtains a copy of the Borrower's tax return transcripts. Income for qualifying is calculated from the tax return transcripts, when possible."

2023/XX/XX For less than 25% ownership, the guidelines require two years tax transcripts and a WVOE or Statement from the business entity because the loan closed more than 90 days from last tax year.  Business transcripts and a business statement are missing for XXX.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2019)	Provide evidence the borrower received the initial Closing Disclosure at least three (3) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	There was an increase in the Loan Discount Points without a valid change of circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	There was an increase in the Appraisal Re-Inspection Fee without a valid change of circumstance.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2019	8/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	credit	3	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2019 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Subject property was appraised on 03/XX/2019 prior to the FEMA disaster (XXX) dated 10/XX/20. File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail		2023/XX/XX BPO provided states inspector did not have access to inspect subject, exception remains.
14620387	XXX	XXX	XXX	XXX	property	3	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: 04/XX/2019	Appraiser's license or certification was not active at the time of the appraisal.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		Income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX unable to locate the documents identified in finding. 2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/XX 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX 4506-T (for Business) (2016), 4506-T (for Business) (2017), 4506-T (for Business) (2018), Balance Sheet, P&L Statement	Income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX unable to locate the documents identified in finding.

2023/XX/XX Agree with missing P&L, but disagree with business transcripts as UB guidelines did not require business tax transcripts (only personal) - see RLU-NA 302-1.1.7

2023/XX/XX 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	compliance	3	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	ATR Impact due to income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail
2023/XX/XX unable to locate the documents identified in finding.

2023/XX/XX Agree with missing P&L, but disagree with business transcripts as UB guidelines did not require business tax transcripts (only personal) - see RLU-NA 302-1.1.7

2023/XX/XX 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Investor Guidelines Violation caused by income documentation missing for XXX - 4506-T; XXX - 4506-T, Balance Sheet, P&L; XXX - 4506-T.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX 4506T or Business Transcripts, a P& L Statement and Balance Sheet are missing.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620387	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						ATR Fail
14620387	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2019, Most Recent Tax Return End Date 12/XX/2017, Tax Return Due Date 03/XX/2019. (XXX XXX/Partnership)	2018 tax return was not provided.				8/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						ATR Fail
14620398	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: 10/XX/2017 Disaster Name: XXX Disaster Declaration Date: 10/XX/2017					10/XX/2016		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			ATR Fail		2023/XX/XX PDI provided, exception cleared.
14620398	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)	Verification appraisal was delivered to borrower was not provided.				10/XX/2016		XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Fail
14620398	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence the CHARM Booklet, was provided to the borrower within three days of applciation is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2016	10/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Fail		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620398	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Evidence a VVOE was performed within three business days prior to the note date is missing which resulted in a calculated Due Diligence Loan Designation of ATR fail.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		10/XX/2016		XXX	Purchase	Primary	No	C	C	B	B	45113						ATR Fail	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception
2023/XX/XX Waterfall exception due to missing income documents which were not provided. Exception remains open.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620398	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)	Evidence that a guideling required VVOE was performed within 10 business days of the Note date is missing for B1.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													10/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX B1 VVOE within 10 business days of Note date is missing 2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/XX Waterfall exception due to missing income documents which were not provided. Exception remains open.

2023/XX/XX No supporting trailing documentation was provided to clear this exception. Exception remains.

14620398	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)	Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2016	10/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Fail
14620398	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2009					10/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Fail	2023/XX/XX N/A; Duplicative Exception 2023/XX/XX Duplicate and/or waterfall exception	2023/XX/XX VVOE was not provided. Exception remains open. 2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
14620398	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					10/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Fail
14620398	XXX	XXX	XXX	XXX	compliance	2	TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	The Loan Originator was not licensed/authorized to due business in California until 3/2018.
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, except where the assignment was voluntary.  This civil liability may include $XXX in the case of an individual transaction, or the lesser of $XXX or 1% of the creditor's net worth in the case of a class action (effective 1/XX/14, this amount increases to the lesser of $XXX or 1%), as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or nonjudicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.
Effective 1/XX/2014 in addition to the aforementioned, the individual Loan Originator could be liable for statutory damages. The maximum liability is the greater of actual damages or 3 times the loan originator's compensation or gain, plus the cost to the consumer of the action. The Dodd-Frank Act extended the statute of limitations on TILA violations to 3 years from the date of the violation.
													10/XX/2016	10/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Fail
14620398	XXX	XXX	XXX	XXX	compliance	2	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.	The Loan Originator was not licensed/authorized to due business in California until 3/2018.				10/XX/2016	10/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Fail
14620338	XXX	XXX	XXX	XXX	property	1	The loan is to be securitized and the appraisal certification was not included in the provided valuation. Securitization valuations are required to be FIRREA/USPAP compliant.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2018	Appraisers license is missing from the appraisal				9/XX/2018		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX Client not securitizing loan.
14620338	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)	Evidence of borrower's receipt of the appraisal is missing.				9/XX/2018		XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620338	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Required CHARM Booklet Disclosure document which is missing from the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2018	9/XX/2019	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620338	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2018). (Final/09/XX/2018)	Finance charge is under disclosed by $XXX. Unable to determine the cause of the under disclosure due to missing the final itemization of amount financed.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2018	9/XX/2021	XXX	Refinance - Cash-out - Debt Consolidation	Primary	No	B	B	B	B	45113						Non QM
14620404	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	A	A	A	A	45113	45079		Yes			Non QM		2023/XX/XX Received BPO. Condition cleared.
14620404	XXX	XXX	XXX	XXX	credit	3	Flood Certificate Subject Address does not match Note address.		Subject address is XXX . Flood certificate reflects XXX . Lender to provide corrected flood certificate reflecting subject address.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	C	C	C	C	45113						Non QM
14620404	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	C	C	C	C	45113						Non QM
14620404	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX, Address: XXX, Address: XXX Statement Statement Statement	Mortgage Statement for property: XXX is missing.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	C	C	C	C	45113						Non QM
2023/XX/XX mtg statement should not be required, credit bureau pulled 2-2017 and mtg pymt history was reflected through 2-2017 with no derog. HOI and Tax docs in file to support full PITIA on 172 Trestle

2023/XX/XX EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Statement
Statement
Statement
Statement

2023/XX/XX The payments on the credit report do not match up to the amounts disclosed on the 1003 and there is documentation for some of the properties indicating a recent refinance; however, verification of the PITI payments is still missing for XXX, XXX, and XXX.

2023/XX/XX EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: Address: XXX, Address: XXX, Address: XXX, Address: XXX

14620404	XXX	XXX	XXX	XXX	credit	1	Income Docs Missing:	Borrower: XXX Balance Sheet, P&L Statement	The application date is 12/XX/2016. The is more than 120 days since last tax filing. A YTD P&L Statement and Balance Sheet are required for XXX.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM
2023/XX/XX Financial Recap covering Jan - March 2017 in file indicating all income/ expenses, uploaded under Profit and Loss 4-12 at 2:05pm. Nature of the business is rental pf a single family residence so no inventory maintained/ sold, therefore no balance sheet
																															2023/XX/XX P&L statement provided in file.
14620404	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	List of Homeownership Counseling is not within three business days of closing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	B	B	B	B	45113						Non QM
14620404	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2017)	Initial Closing Disclosure not provided within three business days.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	XXX	Refinance - Rate/Term	Second Home	No	B	B	B	B	45113						Non QM
14620404	XXX	XXX	XXX	XXX	compliance	2	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2017)	Loan Estimate not provided within four business days.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	XXX	Refinance - Rate/Term	Second Home	No	B	B	B	B	45113						Non QM
14620404	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage is insufficient by $XXX. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	C	C	C	C	45113						Non QM
14620404	XXX	XXX	XXX	XXX	credit	3	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date 05/XX/2017; Disbursement Date: 05/XX/2017; Note Date: 05/XX/2017; Transaction Date: 05/XX/2017	Note date is 5/XX/2017, Insurance policy effective is on 5/XX/2017 which is after the note date.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	C	C	C	C	45113						Non QM
14620404	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)	Verification of appraisal delivered to borrower was not provided.				5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	B	B	B	B	45113						Non QM
14620404	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Payment Interest Only Until	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 05/XX/2017 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/05/XX/2017)	Adjustable Interest Rate Table provided does not match with actual minimum interest rate for the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2017	5/XX/2018	XXX	Refinance - Rate/Term	Second Home	No	B	B	B	B	45113						Non QM
14620404	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Guideline required P&L Statement and Balance Sheet for XXX are missing which resulted in a calculated Due Diligence Loan Designation of ATR Fail.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX P&L statement provided in loan file.
14620404	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Income and Assets - K-1 Less 25%	Ability to Repay (Dodd-Frank 2014): Unable to verify K-1 (Less than 25% Ownership) income using reasonably reliable third-party records. (XXX XXX/Schedule K-1 less than 25 Percent)	Suffiicient documentation required for the less than 25% ownership business, but guideline required P&L Statement and Balance Sheet for XXX are missing which caused the loan to default test to standard ATR requirements for all employment types.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	A	A	A	A	45113	45139		Yes			Non QM		2023/XX/XX No new documentation provided; exception remains. 2023/XX/XX Upon further review of the income documents provided in the Trailing documents, exception cleared.
14620404	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX/Partnership)	Guideline required P&L Statement and Balance Sheet for XXX are missing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													5/XX/2017		XXX	Refinance - Rate/Term	Second Home	No	A	A	A	A	45113	45160		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX P&L statement provided in loan file.
14620391	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2015 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					2/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620391	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage Amount is insufficient. There is a shortfall of $XXX.				2/XX/2016		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620391	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	ARM loan program disclosure not provided to the borrower within three days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2016	2/XX/2017	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620391	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable-Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		2/XX/2016	2/XX/2017	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620342	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Evidence the disclosure was provided to the Borrower within three days of application is missing.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:XXX)	The amount of estimated taxes and insurance, $XXX x 12 = $XXX. The amount of property costs over year one disclosed on page X of the final CD is $XXX. It appears the amount disclosed on page one is rounded up.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2022	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:XXX)	The amount of estimated taxes and insurance, $XXX x 12 = $XXX. The amount of property costs over year one disclosed on page X of the final CD is $XXX. It appears the amount disclosed on page one is rounded up.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2022	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:XXX)	The amount of estimated taxes and insurance, $XXX x 12 = $XXX. The amount of property costs over year one disclosed on page X of the final CD is $XXX. It appears the amount disclosed on page one is rounded up.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2022	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2019 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:XXX)	The amount of estimated taxes and insurance, $XXX x 12 = $XXX. The amount of property costs over year one disclosed on page X of the final CD is $XXX. It appears the amount disclosed on page one is rounded up.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2022	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2019 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 07/XX/2019). (Final/06/XX/2019)	Disclosed Finance Charges are $XXX. Calculated Finance Charges are $XXX. There is a variance of $XXX. A lump sum credit was issued by the Lender.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2022	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 13,193.97 on Final Closing Disclosure provided on 06/XX/2019 are underdisclosed (Final/06/XX/2019)	The amount of estimated taxes and insurance, $XXX x 12 = $XXX. The amount of property costs over year one disclosed on page X of the final CD is $XXX. It appears the amount disclosed on page one is rounded up.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2019	6/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620342	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Charm Booklet not located in file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2019	6/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application.
14620342	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2019 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Effective Date of Appraisal is 05/XX/2019 which is prior to the Disaster event occurring on 01/XX/2023.				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX PDI provided, exception cleared.
14620342	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003						6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing Initial signed/dated 1003. 2023/XX/XX Missing Signed/dated Initial 1003.
14620342	XXX	XXX	XXX	XXX	credit	3	Missing Document: Verification of Identification not provided						6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620342	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Insurance on Dwelling $XXX plus 25% $XXX leaving a Shortfall of $XXX				6/XX/2019		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620358	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 12/XX/2016	Condo warranty form is not available in file.				12/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620361	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)	Verification appraisal was delivered to borrower was not provided.				9/XX/2017		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620361	XXX	XXX	XXX	XXX	compliance	2	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.	File is missing a copy of Initial Escrow Account Disclosure.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2017		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620361	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2017)	Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620361	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2017 disclosed an inaccurate Finance Charge on page X that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2017). (Final/09/XX/2017)	Final closing disclosure dated 09/XX/2017 disclosed a finance Charge of $XXX Calculated finance charge is $XXX creating variance of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620361	XXX	XXX	XXX	XXX	compliance	2	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (XXX)	Credit Report Fee was last disclosed as -$XXX on Loan Estimate but disclosed as -$XXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, nor cure provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2017	9/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620361	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 08/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				9/XX/2017		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620361	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Consumer Handbook of Adjustable Rate Mortgages disclosure was provided on 08/XX/2017. The loan initial application date is 07/XX/2017. The disclosure was not provided within 3 business days.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2017	9/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620360	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 07/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required.				8/XX/2017		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620360	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost estimator for insufficient coverage not in file				8/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620360	XXX	XXX	XXX	XXX	compliance	3	Federal LO Compensation Dual Compensation Dodd Frank Test	Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.	Loan Originator Compensation is paid to broker by Lender as well as paid to lender by borrower
Assignee Liability:  Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary.  This civil liability may include $XXX in the case of an individual transaction, or (effective 1/XX/14) the lesser of $XXX or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees.  For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material.  Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages. Given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/XX/2014 are not downgraded based on SOL.
													8/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
2024-02-02: The TILA 1yr SOL for affirmative action has run, however, as noted in compliance factors, given the potential for enhanced damages when asserting a violation as a matter of defense by recoupment or set-off in an action to collect the debt, exceptions on loans with application taken on or after 1/10/2014 are not downgraded based on SOL.

14620360	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Loan Discount Points was last disclosed as $XXX on Loan Estimate but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, cure provided at closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2017	8/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620408	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)	Verification appraisal was delivered to borrower was not provided.				10/XX/2017		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113						N/A
14620408	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 09/XX/2017 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Post Disaster Inspection report is not available in file.				10/XX/2017		XXX	Refinance - Rate/Term	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX BPO provided. No damage noted. Cleared.
14620359	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing in the file.				6/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620359	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 05/XX/2017	Condo project approval is missing.				6/XX/2017		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620359	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)					6/XX/2017		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620359	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet is missing in the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2017	6/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620359	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2017 disclosed an inaccurate Total of Payments on page X that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2017). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX per month threshold. (Final/06/XX/2017)	Final Closing Disclosure provided on 06/XX/2017 disclosed Total of Payments as $XXX However Calculated Total of Payments for the loan is $XXX, Variance is of -$XXX.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2017	6/XX/2020	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 05/XX/2020 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Post Disaster Inspection Report is missing in the file.				6/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620417	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2020)	Closing Disclosure dated 06/XX/2020 doesn't have sign and date.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet Disclosure is missing in the file.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2020)	Loan Estimate provided on 06/XX/2020 doesn't have sign and date.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 05/XX/2020 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/05/XX/2020)	Initial Loan Estimate signed date is captured as per document which is 05/XX/2020 and E-sign Consent Agreement date is captured as per document which is 05/XX/2020.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2020)			There is generally no Assignee Liability.		6/XX/2020		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 06/XX/2020 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/06/XX/2020)	Maximum Payment of $XXX has been captured from Final Closing Disclosure provided on 06/XX/2020 and Loan Term is 30 years with 5 Years Interest Only, 5/1 Adjustable Rate.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	3	TRID Final Closing Disclosure Payment Max Amount	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the maximum possible amount of principal and interest that does not match the actual maximum amount for the loan. (Final/06/XX/2020)	Maximum Payment of $XXX has been captured from Final Closing Disclosure provided on 06/XX/2020 and Loan Term is 30 years with 5 Years Interest Only, 5/1 Adjustable Rate.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2023	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	3	TRID Final Closing Disclosure Payment Max Amount In Year	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 06/XX/2020 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/06/XX/2020)	Final Closing Disclosure provided on 06/XX/2020 disclosed maximum amount of $XXX in 8 years.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2023	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 06/XX/2020 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation	All the data are captured as per Final Closing Disclosure provided on 06/XX/2020 including signature date of 06/XX/2020.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2020	6/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620417	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	All the data inputs are verified by audit and guideline PITIA months reserves is 6.				6/XX/2020		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620389	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		Initial 1003 not provided.				6/XX/2014		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A		2023/XX/XX Missing signed and dated initial application.
14620389	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)	Evidence borrower provided with a copy of valuations to applicant three (3) business days prior to consummation.				6/XX/2014		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A
14620389	XXX	XXX	XXX	XXX	compliance	2	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Facta Disclosure not provided.		There is no Assignee Liability.		6/XX/2014		XXX	Refinance - Cash-out - Other	Investment	No	B	B	B	B	45113						N/A
14620389	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2014 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023	Most Recent Valuation Inspection Date: 06/XX/2014 Disaster End Date: 01/XX/2023 Disaster Name: XXX Disaster Declaration Date: 01/XX/2023				6/XX/2014		XXX	Refinance - Cash-out - Other	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX BPO provided. No damage noted. Cleared.
14620389	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage insufficient and a Replacement cost estimator not provided.				6/XX/2014		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620389	XXX	XXX	XXX	XXX	credit	3	Missing Document: 1007 Rent Comparison Schedule not provided		Rent comparison document not provided.				6/XX/2014		XXX	Refinance - Cash-out - Other	Investment	No	C	C	C	C	45113						N/A
14620406	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 06/XX/2017 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 11/XX/2020 declared end date.				7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620406	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	The file was missing a copy of E-sign consent agreement.				7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	C	C	C	C	45113						Non QM
14620406	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)	Verification appraisal was delivered to borrower was not provided.				7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620406	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The calculated DTI 45.08% exceeds the guideline maximum allowable of 45% which resulted in a calculated Due Diligence Loan Designation of ATR Risk.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	45113	45159		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX XXX aacount is authorized user. Condition cleared.
14620406	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure AP Table Maximum Payment	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/07/XX/2017)	Adjustable Payment Table: Final Closing Disclosure provided on 07/XX/2017 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2018	XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620406	XXX	XXX	XXX	XXX	compliance	2	TRID Final Closing Disclosure Payment Max Amount In Year	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan. (Final/07/XX/2017)	Final Closing Disclosure provided on 07/XX/2017 with an increasing payment disclosed the earliest date of the maximum possible amount of principal and interest that does not match the actual earliest date for the loan.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		7/XX/2017	7/XX/2020	XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620406	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		7/XX/2017	7/XX/2018	XXX	Refinance - Cash-out - Home Improvement	Primary	No	B	B	B	B	45113						Non QM
14620406	XXX	XXX	XXX	XXX	credit	1	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.08167% exceeds Guideline total debt ratio of 45.00000%.	The calculated DTI exceeds the guideline maximum of 45%.				7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	45113	45159		Yes			Non QM
2023/XX/XX DTI does not exceed 45%. XXX payment of $XXX omitted since XXX is an authorized used, as validated by credit report Primary Grouping "A-B" and LOE from XXX dated 6/XX/2017 under LOE|Credit LOE 1 pg.
																															2023/XX/XX XXX account is authorized user. Condition cleared.
14620406	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The calculated DTI 45.08% exceeds the guideline maximum of 45%.				7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	45113	45159		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX XXX aacount is authorized user. Condition cleared.
14620406	XXX	XXX	XXX	XXX	compliance	1	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.08167% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The calculated DTI 45.08% exceeds the guideline maximum of 45%.				7/XX/2017		XXX	Refinance - Cash-out - Home Improvement	Primary	No	A	A	A	A	45113	45159		Yes			Non QM	2023/XX/XX N/A; Duplicative Exception	2023/XX/XX XXX aacount is authorized user. Condition cleared.
14620415	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				6/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620415	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)	Right to receive copy of appraisal is not received to borrower within 3 business days prior to closing for primary appraisal 05/XX/2018.				6/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620415	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (75117)	Credit Report Re-Issue Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure dated 6/XX/2018. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620415	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Service Charges Fee was not disclosed on LE but disclosed as $XXX on Final Closing Disclosure dated 6/XX/2018. Insufficient or no cure was provided to the borrower.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		6/XX/2018	6/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620415	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Available ARM disclosure is not within 3 days of application date.		TILA - subject to a 1 year SOL for affirmative claims under TILA		6/XX/2018	6/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620415	XXX	XXX	XXX	XXX	compliance	2	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 04/XX/2018, Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/Partnership)	Ability to Repay due to Self Employed Tax Returns - The business or personal tax returns ('2016) provided are not the most recent for year Loan ('2018).				6/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620415	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Provided Through Home Loan Toolkit	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.	CHARM booklet is missing in file.				6/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620415	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2007	Verbal Verification of Employment was not completed within 10 days of closing as required per the guidelines.				6/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620415	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing from file.				6/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620385	XXX	XXX	XXX	XXX	credit	1	Missing Document: Flood Certificate not provided						3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Received
14620385	XXX	XXX	XXX	XXX	credit	1	Missing Document: Credit Report not provided						3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Received
14620385	XXX	XXX	XXX	XXX	credit	1	Missing Document: Fraud Report not provided						3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Received
14620385	XXX	XXX	XXX	XXX	compliance	1	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/03/XX/2019)	Verification of appraisal was delivered to borrower not provided in file.		There is generally no Assignee Liability.		3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Appraisal delivery received.
14620385	XXX	XXX	XXX	XXX	compliance	1	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			There is no Assignee Liability.		3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX FACTA received.
14620385	XXX	XXX	XXX	XXX	compliance	1	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX ARM Disclosure received; however, see updated exception.
14620385	XXX	XXX	XXX	XXX	compliance	1	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Missing CHARM Booklet provided within 3 days of application. 2023/XX/XX CHARM Disclosure received; however, see updated exception.
14620385	XXX	XXX	XXX	XXX	compliance	1	Notice of Right to Cancel Missing	Truth in Lending Act: Notice of Right to Cancel was not provided.	The Right to Cancel Disclosures provided does not have the borrower's signature.		TILA ROR - 3yrs for rescindable transactions.		3/XX/2019	4/XX/2022	XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX RTC provided.
14620385	XXX	XXX	XXX	XXX	compliance	1	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	An origination Credit Report is missing which resulted in a calculated Due Diligence Loan Designation of ATR Fail.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received.
14620385	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.	A Credit Report is missing.
Assignee Liability:   Violations can result in regular TILA damages (actual damages, statutory damages of up to $XXX costs, and attorney's fees) and enhanced damages (an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates that the failure to comply is not material).  A private right of action may be brought before the end of the three-year period beginning on the date of the occurrence of the violation. However, when a creditor, assignee, or other holder or anyone acting on their behalf initiates a judicial or non-judicial foreclosure, or any other action to collect the debt, a consumer may assert a violation as a matter of defense by recoupment or set-off without regard to a time limit. The amount of recoupment or set-off shall equal the amount to which the consumer would be entitled as regular and/or enhanced damages for a valid claim brought in an original action, plus the costs to the consumer of the action. If judgment is rendered after the expiration of the three-year period, the amount of recoupment or set-off shall not exceed three years of finance charges and fees.  An action to enforce a violation may also be brought by the appropriate state AGs.
													3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received.
14620385	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2019)	There is no evidence the borrower received the Closing Disclosure three business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		3/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620385	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification					3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM	2023/XX/XX Disagree; Property is a condo. Insurance is included in monthly HOA due of $XXX. Evidence of HOA due is in DocVelocity/file of record.	2023/XX/XX The HOA documentation in the file does not indicate that insurance is included. Verification would be required. Condition remains.
14620385	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement					3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620385	XXX	XXX	XXX	XXX	credit	1	No evidence of fraud report in file	Credit Report: Original // Borrower: XXX					3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Received
14620385	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 03/XX/2019 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020					3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620385	XXX	XXX	XXX	XXX	credit	3	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		There is a coverage shortfall of $XXX.				3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	C	C	C	C	45113						Non QM
14620385	XXX	XXX	XXX	XXX	credit	1	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of is less than Guideline representative FICO score of 660.	The credit report is missing from the file therefore the borrower's qualifying FICO score was left blank.				3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received.
14620385	XXX	XXX	XXX	XXX	credit	1	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Final title received.
14620385	XXX	XXX	XXX	XXX	credit	1	AUS/Guideline Findings: All conditions were not met		The required Credit Report is missing.				3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received. All conditions met.
14620385	XXX	XXX	XXX	XXX	compliance	1	Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	The loan is missing the borrower's credit report as required by the guidelines.				3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received.
14620385	XXX	XXX	XXX	XXX	compliance	1	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan is at ATR Risk due to missing the borrower's credit report as required by the guidelines.				3/XX/2019		XXX	Refinance - Cash-out - Other	Primary	No	A	A	A	A	45113	45090		Yes			Non QM		2023/XX/XX Credit report received.
14620385	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620385	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA		3/XX/2019	4/XX/2020	XXX	Refinance - Cash-out - Other	Primary	No	B	B	B	B	45113						Non QM
14620384	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)	Verification appraisal was delivered to borrower was not provided.				1/XX/2019		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113						N/A
14620384	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				1/XX/2019		XXX	Refinance - Rate/Term	Investment	No	C	C	C	C	45113						N/A
14620384	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX, Address: XXX, Address: XXX, Address: XXX, Address: XXX Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification Insurance Verification, Tax Verification	Tax & Insurance verification missing for below REO properties: XXX. XXX. XXX. XXX. XXX.				1/XX/2019		XXX	Refinance - Rate/Term	Investment	No	C	C	C	C	45113						N/A
14620384	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 12/XX/2018 Disaster End Date: 11/XX/2020 Disaster Name: XXX Disaster Declaration Date: 10/XX/2020	Post Disaster Inspection Report missing in the file.				1/XX/2019		XXX	Refinance - Rate/Term	Investment	No	A	A	A	A	45113	45078		Yes			N/A		2023/XX/XX BPO provided. No damage noted. Cleared.
14620384	XXX	XXX	XXX	XXX	credit	3	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 81.42375% exceeds Guideline total debt ratio of 43.00000%.	Discrepancy appears to be due to the rental calculations.				1/XX/2019		XXX	Refinance - Rate/Term	Investment	No	C	C	C	C	45113						N/A
14620383	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Lender to provide executed copy of E-sign Consent Agreement.				9/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620383	XXX	XXX	XXX	XXX	property	1	The loan is to be securitized and the appraisal certification was not included in the provided valuation. Securitization valuations are required to be FIRREA/USPAP compliant.	Valuation Type: Appraisal / Valuation Report Date: 09/XX/2018					9/XX/2018		XXX	Purchase	Primary	No	A	A	A	A	45113	45077		Yes			Non QM		2023/XX/XX Client not securitizing loan.
14620383	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2018)	Evidence of receipt of appraisal not provided.		There is generally no Assignee Liability.		9/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620383	XXX	XXX	XXX	XXX	compliance	2	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Lender to provide executed copy of List of Homeownership Counseling Organizations.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		9/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620383	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Lender to provide.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2018	9/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620383	XXX	XXX	XXX	XXX	compliance	2	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation	Evidence of receipt not provided.		TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2018	9/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620383	XXX	XXX	XXX	XXX	credit	3	Verification(s) of employment is not within 10 business days of the Note.	Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018	Lender to provide verbal verification of employment dated within 10 business days prior to closing for borrowers current employer.				9/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX VVOE dated 08/XX/2018 was provided which is same as was already provided, which is not within 10 business days of the note date of 09/XX/2018.
14620383	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/09/XX/2018)	Closing Disclosure 09/XX/2018 was issued less than 6 days prior to closing dated 09/XX/18 and evidence of earlier receipt was not provided.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		9/XX/2018	9/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620383	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	Evidence the disclosure was provided to the Borrower within three days of the application date is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		9/XX/2018	9/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620367	XXX	XXX	XXX	XXX	credit	1	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: 04/XX/2020 Disaster End Date: 10/XX/2021 Disaster Name: XXX Disaster Declaration Date: 08/XX/2021	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.				5/XX/2020		XXX	Refinance - Rate/Term	Primary	No	A	A	A	A	45113	45078		Yes			Non QM		2023/XX/XX BPO provided. No damage noted. Cleared.
14620367	XXX	XXX	XXX	XXX	compliance	2	TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/05/XX/2020)	Initial CD was issued to borrower prior to Revised LE. Revised Loan Estimate issued on 05/XX/2020, however Initial Closing Disclosure was issue on 05/XX/2020.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2020	5/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620367	XXX	XXX	XXX	XXX	compliance	2	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 05/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/05/XX/2020)	Revised Loan Estimate provided on 05/XX/2020 not received by borrower at least four (4) business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		5/XX/2020	5/XX/2021	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620367	XXX	XXX	XXX	XXX	credit	3	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.				5/XX/2020		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM
14620367	XXX	XXX	XXX	XXX	credit	3	Missing Document: Appraisal not provided		Per the Non Agency 1/XX/2020 guidelines, the use of drive-by appraisals in lieu of full appraisals was currently suspended. Loan file only contains a 2055 drive-by (exterior only) report; however, a full appraisal was required.				5/XX/2020		XXX	Refinance - Rate/Term	Primary	No	D	D	D	D	45113						Non QM
14620367	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing signed and dated initial 1003, reflecting the 4/XX/2020 application date.				5/XX/2020		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM		2023/XX/XX Missing Signed/dated Initial 1003.
14620390	XXX	XXX	XXX	XXX	credit	3	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: XXX Disaster Declaration Date: 04/XX/2023					10/XX/2015		XXX	Refinance - Rate/Term	Primary	No	C	C	C	C	45113						Non QM		2023/XX/XX BPO provided prior to disaster end date does not reflect damage.
14620390	XXX	XXX	XXX	XXX	compliance	2	2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan)	Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.	The TIL reflects maximum during first 5 years date of 10/XX/2015, but should reflect 11/XX/2015.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		10/XX/2015	10/XX/2018	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620390	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Compliant Test	TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.	Unable to determine if ARM loan program disclosure is compliant because it is not signed or dated.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620390	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Evidence the Consumer Handbook on Adjustable-Rate Mortgages was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620390	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.	Evidence that the ARM Disclosure was provided to the Borrower within three days of application is missing.		TILA - subject to a 1 year SOL for affirmative claims under TILA		10/XX/2015	10/XX/2016	XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620390	XXX	XXX	XXX	XXX	compliance	2	RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate	RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	The final GFE reflects existence of an escrow account, but taxes and insurance were not escrowed.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		10/XX/2015		XXX	Refinance - Rate/Term	Primary	No	B	B	B	B	45113						Non QM
14620400	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)	Creditor did not provide a copy of each valuation to applicant three business days prior to consummation.				11/XX/2016		XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620400	XXX	XXX	XXX	XXX	compliance	2	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2016)	Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620400	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	Fee increased on loan estimate issued 04/XX/2023 with no valid change evident.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		11/XX/2016	11/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620400	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	CHARM Booklet, not provided to the borrower.		TILA - subject to a 1 year SOL for affirmative claims under TILA		11/XX/2016	11/XX/2017	XXX	Purchase	Primary	No	B	B	B	B	45113						Non QM
14620400	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX Insurance Verification, Tax Verification	Tax Certificate and Insurance document is missing on file for property address XXX.				11/XX/2016		XXX	Purchase	Primary	No	C	C	C	C	45113						Non QM
14620412	XXX	XXX	XXX	XXX	credit	3	Income documentation requirements not met.		Two year employment history is required to be verified. Missing VOE for borrower's prior employment.				1/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX is in file.

2023/XX/XX Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.

2023/XX/XX VVOE for current employment was provided. Still missing VVOE for previous employment with XXX and XXX. Condition remains.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided.- Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains

14620412	XXX	XXX	XXX	XXX	compliance	3	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Missing VOE for borrower's prior employment to verify 2 year employment history, resulting in a Loan Designation discrepancy.		Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.		1/XX/2018		XXX	Purchase	Primary	No	C	C	B	B	45113						ATR Risk
2023/XX/XX same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX. is in file.

2023/XX/XX Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided.- Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains

14620412	XXX	XXX	XXX	XXX	compliance	3	Income/Asset Guideline Deficiency - ATR Impact	Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay. (Exception is eligible to be regraded with compensating factors.)	Missing VOE for borrower's prior employment to verify 2 year employment history.				1/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX. is in file.

2023/XX/XX Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains.

14620412	XXX	XXX	XXX	XXX	compliance	2	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Disclosure was provided on 1/XX/2018, not within 3 days of application, 1/XX/2018.		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2018	1/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620412	XXX	XXX	XXX	XXX	compliance	2	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Disclosure was provided on 1/XX/2018, not within 3 days of application, 1/XX/2018.		TILA - subject to a 1 year SOL for affirmative claims under TILA		1/XX/2018	1/XX/2019	XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620412	XXX	XXX	XXX	XXX	credit	3	Income Docs Missing:	Borrower: XXX VVOE - Employment Only	VOEs are missing for former employment.				1/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX. is in file.

2023/XX/XX Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains.

14620412	XXX	XXX	XXX	XXX	credit	3	REO Documents are missing.	Address: XXX HOA Verification					1/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk	2023/XX/XX Concur: Unable to locate HOA statement in file. 2023/XX/XX Agree with error, but don't agree with ATR impact based on overall file risk & quality.
2023/XX/XX There were no documents provided to verify the HOA dues on this property. Condition remains.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

14620412	XXX	XXX	XXX	XXX	credit	3	File does not contain documentation form lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018	No HOA questionnaire document in the file.				1/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
14620412	XXX	XXX	XXX	XXX	compliance	3	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Missing VOE for borrower's prior employment to verify 2 year employment history, resulting in a Loan Designation discrepancy.				1/XX/2018		XXX	Purchase	Primary	No	C	C	C	C	45113						ATR Risk
2023/XX/XX same as above. Dispute: Final paystub for XXX was provided as of 9/XX/17 which matches 1003, plus 2016 W2. Since he didn't work there any longer at the time of closing, additional VOE wasn't required. Current VOE from XXX. is in file.

2023/XX/XX Disagree; per UB Guidelines RLU-NA 302-1.7: "Generally, a verification of employment is only required for the Borrower's current employer. However, if the Borrower had an employment gap in the (2) years preceding the application date and additional documentation is needed to support stability of income, the Underwriter may request a VOE from the Borrower's previous employer(s)."  It is of note that this is at the discretion of the underwriter as it states 'may request' and it is not a requirement.  Additionally, borrower did not have a gap of employment 30+ days in the 2 years preceeding the application date, only one change of employer during that time.

2023/XX/XX Document uploaded is the final title and does not address the ATR issue. Exception remains

2023/XX/XX Trailing docs did not contain any docs to clear this exception.

2023/XX/XX Per the lender guides, section 303-1.3, The Borrower's employment and income history are verified, according to documentation processing requirements, for two (2) full, consecutive years preceding the application date. There is no evidence in the file of the borrower's prior job employment dates.

2023/XX/XX Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Unable to document and verify the Borrower consecutive 24 month employment history.  Exception remains.

14620412	XXX	XXX	XXX	XXX	compliance	2	Missing Document: Missing Lender's Initial 1003		File is missing a fully executed initial 1003				1/XX/2018		XXX	Purchase	Primary	No	B	B	B	B	45113						ATR Risk
14620399	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2016)	No evidence in file showing borrower received copy of appraisal.				8/XX/2016		XXX	Purchase	Second Home	No	B	B	B	B	45113						Non QM
14620399	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	No valid change of circumstance or cure for borrower provided in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Second Home	No	B	B	B	B	45113						Non QM
14620399	XXX	XXX	XXX	XXX	compliance	2	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (XXX)	No valid change of circumstance or cure for borrower provided in file.		TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.		8/XX/2016	8/XX/2017	XXX	Purchase	Second Home	No	B	B	B	B	45113						Non QM
14620374	XXX	XXX	XXX	XXX	credit	3	Missing Document: Missing Final 1003						4/XX/2014		XXX	Refinance - Rate/Term	Investment	No	C	C	C	C	45113
14620374	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.			There is generally no Assignee Liability.		4/XX/2014		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113
14620374	XXX	XXX	XXX	XXX	compliance	2	Missing Initial Loan Application Test	No evidence of application date located in file. Compliance tests were run using an application date of 03/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.					4/XX/2014		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113
14620374	XXX	XXX	XXX	XXX	compliance	2	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2014)					4/XX/2014		XXX	Refinance - Rate/Term	Investment	No	B	B	B	B	45113